Putnam
Master Income
Trust

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

4-30-01

[SCALE LOGO OMITTED]

FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM III]

Dear Shareholder:

Putnam Master Income Trust's portfolio of U.S. investment-grade and high-yield bonds and non-U.S. fixed-income securities found favor with investors during the semiannual period ended April 30, 2001, as they bid the market price of shares higher. The fund's strategy continues to demonstrate the value of such a diverse portfolio.

In the following report to shareholders, Fund Manager David Waldman provides an in-depth discussion of how each of the sectors performed during the period and how he and the Core Fixed-Income Team responded to the challenges they confronted within the various markets in which the fund invests.

Maintaining the appropriate mix is an ongoing process that requires constant attention to changing global market and economic conditions and then making adjustments based on judgment and experience, two attributes David and his team possess in ample measure.

Respectfully yours,

/S/ JOHN A. HILL                   /S/ GEORGE PUTNAM, III

John A. Hill                       George Putnam, III
Chairman of the Trustees           President of the Funds
June 20, 2001

REPORT FROM FUND MANAGEMENT

David L. Waldman
and the Core
Fixed-Income Team

Volatility dominated the U.S. economic environment during Putnam Master Income Trust's semiannual period, which ended April 30, 2001. In the fall of 2000, a rapidly decelerating economy combined with sharp declines in the equity markets to signal an end to the Federal Reserve Board's program of short-term interest rate increases. U.S. bond markets rallied as investors became more averse to risk, moving assets into the relative safety of bonds and away from stocks. As 2001 approached, equities continued to lose ground while consumer confidence quickly deteriorated over uncertainty regarding the U.S. slowdown. In response to the sagging economy, the Fed adopted an aggressive easing policy, which resulted in a series of interest-rate reductions, totaling two percentage points in the first four months of 2001. This, along with a continued flight to quality by investors from beleaguered equity markets, provided your fund with positive returns.

Total return for 6 months ended 4/30/01

                 NAV            Market price
-----------------------------------------------------------------------
                2.97%              8.34%
-----------------------------------------------------------------------

Past performance is not indicative of future results. Performance based on market prices for the shares will vary from performance based on the portfolio's net asset value. Performance information for longer periods begins on page 6.

* HIGH-YIELD BONDS BEGIN RECOVERY

In the fourth quarter of 2000, profit warnings and economic indicators suggesting a rapidly decelerating U.S. economy sent high-yield markets plunging, consistent with the performance of U.S. equity markets. Overall, the high-yield corporate sector was one of the weakest fixed-income sectors in 2000. However, the market environment for high-yield bonds changed dramatically when the Fed reduced rates in January.


[GRAPHIC OMITTED: horizontal bar chart SECTOR ALLOCATIONS]

SECTOR ALLOCATIONS*

High yield                    48.5%

U.S. investment
grade                         29.4%

International                 22.1%

Footnote reads:
*Based on market value as of 4/30/01. Holdings will vary over time.

The interest-rate cuts resuscitated performance of the non-Treasury sectors of the bond market, including high-yield bonds, which experienced a sharp rebound that endured through mid-February. Deteriorating economic and corporate fundamentals forced the high-yield sector to give back some of its gains in March and April, although it remained the strongest-performing fixed-income sector for the first four months of 2001. Overall, your fund's increased weighting in high-yield bonds helped performance during the period.

* INVESTMENT GRADE BONDS PERFORMED WELL

Investment-grade bonds advanced during the period, posting solid absolute gains in a volatile and uncertain economic environment. U.S. Treasuries were the best-performing issues in the fourth quarter of 2000, when the yield curve continued to reverse its inverted posture as the Fed adopted an easing bias prior to its actually reducing short-term rates.

Bond outperformance continued into 2001, facilitated by an aggressive Fed easing policy and continued equity market volatility. In January, yield-curve steepening began to accelerate, with short- and intermediate-term yields falling faster than longer-term yields. Non-Treasury bonds benefited as investors found these higher-yielding securities more attractive. Corporate bonds represented the best-performing investment-grade sector in the first four months of 2001, reversing some of their poor performance of last year's flight to quality. Despite increased volatility combined with higher prepayments, the mortgage-backed securities sector generated attractive absolute returns, which contributed to the fund's overall performance. Asset-backed securities and commercial mortgage-backed securities also performed relatively well during the period, and the fund's increased weighting in these sectors was a benefit, albeit small, to the fund.

* INTERNATIONAL MARKETS PROVIDED MIXED RESULTS

Bonds of developed-market countries advanced during the period. Escalating evidence of a global economic slowdown at year's end led to easing cycles at several central banks in the first quarter of 2001. Additionally, sovereign bonds benefited from growing investor risk aversion caused by steep equity-market declines in the early part of the year. However, the tide began to turn in April as investors reassessed the expected path of interest rates, primarily because of signs of renewed strength in the U.S. economy.


[GRAPHIC OMITTED: TOP THREE HOLDINGS PER SECTOR]

TOP THREE HOLDINGS PER SECTOR

HIGH-YIELD SECTOR
Voicestream Wireless Corp.
10 3/8s, 2009
Telephone

Echostar Broadband Corp.
10 3/8s, 2007
Broadcasting

HMH Properties, Inc.
7 7/8s, 2008
Lodging/Tourism

FOREIGN GOVERNMENT
Federal Republic of Germany
Series 97, 6s, 2007

Federal Republic of Germany
Series 132, 4 1/8s, 2004

United Kingdom
144A Treasury bonds, Series 85, 9 3/4s, 2002

U.S. GOVERNMENT
U.S. Treasury notes
6 1/2s, 2010

U.S. Treasury notes
5 3/4s, 2010

FNMA
Pass-through certificates, 8s, 2024-2031

Footnote reads:
These holdings represent 17.6% of the fund's net assets as of 4/30/01. Portfolio holdings will vary over time.


Towards the end of 2000, the fund's foreign-currency exposure helped as investors' outlook for the U.S. economy grew gloomier and the U.S. dollar weakened. During the first four months of 2001, the U.S. dollar strengthened overall, and the fund's non-U.S. currency exposure detracted from performance.

The semiannual period proved extremely volatile for emerging-market bonds. An increase in geopolitical risks, combined with slowing economic growth, created uncertainty for emerging-market investors. While the market rebounded in December and January along with the Fed's easing bias, liquidity issues in Argentina and Turkey lingered throughout the period. The fund's limited exposure to Argentina helped minimize the impact of poor performance in the sector. In addition, the fund's position in Russia, an outperforming country during the period, made a positive contribution.

* POSITIVE OUTLOOK FOR BALANCE OF 2001

As we look toward the rest of the year, we expect that the economic environment will eventually stabilize and that low inflation remains a reality. The Fed's aggressive easing policy, combined with a substantial tax cut, should help the economy rebound in the latter half of 2001. In this low-interest-rate environment, we believe non-Treasury sectors will outperform. Mortgage-backed securities should continue to perform well as prepayment fears subside. And although high-yield bonds have been temporarily paralyzed by earnings-related news, we believe the sector should benefit from a strengthening economy.

Looking ahead at international markets, we see value in core Europe, as slowing growth should lower yields. Elsewhere, we perceive little additional value in the Japanese bond market now that interest rates have returned to zero. Furthermore, we have become more cautious about the emerging markets given the risks associated with specific countries. With the probability of continued currency volatility, we have reduced the fund's non-U.S. currency exposure. Although some volatility and uncertainty may be in store, we believe the fund is well diversified and positioned to perform positively for the balance of the year.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 4/30/01, there is no guarantee the fund will continue to hold these securities in the future. International investments are subject to certain risks, such as currency fluctuations, economic instability, and political developments. While the U.S. government backing of individual securities does not insure your principal, which will fluctuate, it does guarantee that the fund's government-backed holdings will make timely payments of interest and principal. Mortgage-backed securities in the portfolio may be subject to prepayment risk. The lower credit ratings of high-yield bonds reflect a greater possibility that adverse changes in the economy and poor performance by the issuers of these bonds will affect the issuer's ability to pay principal and interest.


PUTNAM'S POLICY ON DUPLICATE MAILINGS

In response to investors' requests, the SEC has modified mailing regulations for proxy statements, semiannual and annual reports and prospectuses. Putnam is now able to send a single copy of these materials to customers who share the same address. This change will automatically apply to all shareholders except those who notify us. If you would prefer to receive your own copy, please call Putnam at 1-800-225-1581.


PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Master Income Trust is designed for investors seeking high current income, consistent with preservation of capital, through a portfolio diversified among U.S. investment grade, high yield, and international fixed-income securities.




TOTAL RETURN FOR PERIODS ENDED 4/30/01

                                                       Salomon Bros.   Credit Suisse
                                         Lehman Bros. Non-U.S. World   First Boston
                                Market   Government    Govt. Bond      High Yield
                       NAV      price    Bond Index      Index            Index
---------------------------------------------------------------------------------------
6 months              2.97%     8.34%       5.53%          1.00%           1.75%
---------------------------------------------------------------------------------------
1 year                2.47     19.67       11.49          -2.08           -0.14
---------------------------------------------------------------------------------------
5 years              23.57     35.34       43.09           5.12           26.04
Annual average        4.32      6.24        7.43           1.00            4.74
---------------------------------------------------------------------------------------
10 years            115.08    116.32      110.50          87.74          143.11
Annual average        7.96      8.02        7.73           6.50            9.29
---------------------------------------------------------------------------------------
Annual average
(Life of fund,
since 12/28/87)       8.44      7.42        8.29           5.68            9.13
---------------------------------------------------------------------------------------


Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns, net asset value, and market price will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 4/30/01

-------------------------------------------------------------------------------
Distributions (number)                               6
-------------------------------------------------------------------------------
Income                                            $0.330
-------------------------------------------------------------------------------
Capital gains                                        --
-------------------------------------------------------------------------------
  Total                                           $0.330
-------------------------------------------------------------------------------
Share value:                                   NAV        Market price
-------------------------------------------------------------------------------
10/31/00                                      $7.13         $6.438
-------------------------------------------------------------------------------
4/30/01                                        6.99          6.640
-------------------------------------------------------------------------------
Current return (end of period)
-------------------------------------------------------------------------------
Current dividend rate 1                        9.44%          9.94%
-------------------------------------------------------------------------------

1 Most recent distribution, excluding capital gains, annualized and divided by NAV or market price at end of period.


TOTAL RETURN FOR PERIODS ENDED 3/31/01 (most recent calendar quarter)

                                         NAV        Market price
-------------------------------------------------------------------------------
6 months                                2.06%          5.58%
-------------------------------------------------------------------------------
1 year                                  2.96          22.44
-------------------------------------------------------------------------------
5 years                                26.37          34.70
Annual average                          4.79           6.14
-------------------------------------------------------------------------------
10 years                              122.37         126.31
Annual average                          8.32           8.51
-------------------------------------------------------------------------------
Annual average
(Life of fund, since 12/28/87)          8.60           7.50
-------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns, net asset value and market price will fluctuate so that an investor's shares when sold may be worth more or less than their original cost.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares.

Market price is the current trading price of one share of the fund. Market prices are set by transactions between buyers and sellers on the New York Stock Exchange.


COMPARATIVE BENCHMARKS

Credit Suisse First Boston High Yield Index* is an unmanaged list of lower-rated higher-yielding U.S. corporate bonds.

Salomon Brothers Non-U.S. World Government Bond Index* is an unmanaged list of bonds issued by 10 countries.

The Lehman Brothers Government Bond Index* is composed of all publicly issued, non-convertible, domestic debt of the U.S. government or any agency thereof, quasi-federal corporations, or corporate debt guaranteed by the U.S. government. Flower bonds and pass-through issues are excluded. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

*Securities indexes assume reinvestment of all distributions and interest payments and do not take into account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report constitute the fund's financial  statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.




THE FUND'S PORTFOLIO
April 30, 2001 (Unaudited)

CORPORATE BONDS AND NOTES (49.7%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
Advertising and Marketing Services (0.3%)
-------------------------------------------------------------------------------------------------------------------
$            80,000 Adams Outdoor Advertising sr. notes 10 3/4s, 2006                                 $      82,400
            360,000 AOA Holdings, LLC sr. notes 10 3/8s, 2006                                               342,000
            419,720 Interact Operating Co. notes 14s, 2003 (PIK)                                                 42
            230,000 Lamar Media Corp. company guaranty 9 5/8s, 2006                                         240,350
             80,000 Lamar Media Corp. sr. sub. notes 9 1/4s, 2007                                            82,000
            340,000 Lamar Media Corp. company guaranty 8 5/8s, 2007                                         348,500
                                                                                                      -------------
                                                                                                          1,095,292

Aerospace and Defense (1.2%)
-------------------------------------------------------------------------------------------------------------------
            760,000 Argo-Tech Corp. 144A company guaranty 8 5/8s, 2007                                      661,200
            650,000 BE Aerospace, Inc. sr. sub. notes 9 1/2s, 2008                                          669,500
             90,000 BE Aerospace, Inc. 144A sr. sub. notes 8 7/8s, 2011                                      90,900
            370,000 BE Aerospace, Inc. sr. sub. notes Ser. B, 8s, 2008                                      356,125
            490,000 Decrane Aircraft Holdings Co. company guaranty
                    Ser. B, 12s, 2008                                                                       460,600
            410,000 Hexcel Corp. sr. sub. notes 9 3/4s, 2009                                                401,800
            460,000 L-3 Communications Corp. sr. sub. notes Ser. B, 10 3/8s, 2007                           489,900
            220,000 L-3 Communications Corp. company guaranty Ser. B, 8s, 2008                              220,000
            225,000 Moog, Inc. sr. sub. notes Ser. B, 10s, 2006                                             229,500
            630,000 Sequa Corp. sr. notes 9s, 2009                                                          639,450
            290,000 Sequa Corp. 144A sr. notes 8 7/8s, 2008                                                 292,175
                                                                                                      -------------
                                                                                                          4,511,150

Agriculture (0.3%)
-------------------------------------------------------------------------------------------------------------------
          1,107,335 Premium Standard Farms, Inc. sr. sec. notes 11s, 2003 (PIK)                           1,029,822

Airlines (0.6%)
-------------------------------------------------------------------------------------------------------------------
            200,000 Air Canada Corp. 144A sr. notes 10 1/4s, 2011 (Canada)                                  196,000
            540,000 Airbus Industries 144A notes Ser. D, 12.266s, 2020                                      569,721
            560,000 Calair, LLC 144A company guaranty 8 1/8s, 2008                                          539,000
            130,000 Northwest Airlines, Inc. company guaranty 8 3/8s, 2004                                  127,966
            310,000 Northwest Airlines, Inc. company guaranty 7 5/8s, 2005                                  301,571
            120,000 US Air, Inc. pass-through certificates Ser. 93A3, 10 3/8s, 2013                         118,800
            190,000 US Air, Inc. pass-thru certificates Ser. 93-A2, 9 5/8s, 2003                            188,833
                                                                                                      -------------
                                                                                                          2,041,891

Automotive (1.3%)
-------------------------------------------------------------------------------------------------------------------
            180,000 Aftermarket Technology Corp. sr. sub. notes 12s, 2004                                   171,900
            420,000 Aftermarket Technology Corp. sr. sub. notes Ser. D, 12s, 2004                           401,100
            290,000 Collins & Aikman Products, Inc. company guaranty
                    11 1/2s, 2006                                                                           252,300
            250,000 Dana Corp. notes 6 1/4s, 2004                                                           227,248
            200,000 Delco Remy Intl. 144A company guaranty 11s, 2009                                        206,000
            440,000 Dura Operating Corp. company guaranty Ser. B, 9s, 2009                                  413,600
            160,000 Exide Corp. sr. notes 10s, 2005                                                         121,600
             80,000 Federal Mogul Corp. notes 7 7/8s, 2010                                                   10,400
          1,060,000 Federal Mogul Corp. notes 7 3/4s, 2006                                                  148,400
            660,000 Hayes Lemmerz International, Inc. company guaranty
                    Ser. B, 8 1/4s, 2008                                                                    488,400
            780,000 Hayes Wheels International, Inc. company guaranty
                    Ser. B, 9 1/8s, 2007                                                                    608,400
             60,000 Hayes Wheels International, Inc. 144A sr. sub. notes
                    9 1/8s, 2007                                                                             48,600
            120,000 Lear Corp. sub. notes 9 1/2s, 2006                                                      121,680
            560,000 Lear Corp. company guaranty Ser. B, 8.11s, 2009                                         546,095
            440,000 Lear Corp. company guaranty Ser. B, 7.96s, 2005                                         440,136
            160,000 NA United Rentals, Inc. 144A company guaranty
                    10 3/4s, 2008                                                                           160,400
            780,000 Oxford Automotive, Inc. company guaranty Ser. D,
                    10 1/8s, 2007                                                                           390,000
            190,000 Tenneco, Inc. company guaranty 11 5/8s, 2009 (Malaysia)                                  76,000
                                                                                                      -------------
                                                                                                          4,832,259

Banking (1.2%)
-------------------------------------------------------------------------------------------------------------------
            520,000 Chevy Chase Savings Bank, Inc. sub. deb. 9 1/4s, 2005                                   514,800
            335,000 Colonial Capital II 144A company guaranty 8.92s, 2027                                   306,905
            130,000 CSBI Capital Trust I 144A company guaranty 11.75%, 2007                                 148,200
             45,000 Dime Capital Trust I bank guaranty Ser. A, 9.33s, 2027                                   42,979
            640,000 GS Escrow Corp. sr. notes 7 1/8s, 2005                                                  622,950
            410,000 Hanvit Bank 144A sub. notes 11 3/4s, 2010 (Korea)                                       412,050
            370,000 Local Financial Corp. sr. notes 11s, 2004                                               370,000
             70,000 North Fork Capital Trust I company guaranty 8.7s, 2026                                   65,367
             40,000 Peoples Heritage Capital Trust company guaranty
                    Ser. B, 9.06s, 2027                                                                      34,452
            285,000 Provident Capital Trust company guaranty 8.6s, 2026                                     242,412
            165,000 Riggs Capital Trust 144A bonds 8 5/8s, 2026                                             109,413
          1,160,000 Sovereign Bancorp, Inc. sr. notes 10 1/2s, 2006                                       1,247,000
            230,000 Sovereign Capital Trust company guaranty 9s, 2027                                       148,575
            190,000 Webster Capital Trust I 144A bonds 9.36s, 2027                                          162,059
                                                                                                      -------------
                                                                                                          4,427,162

Beverage (0.1%)
-------------------------------------------------------------------------------------------------------------------
             80,000 Constellation Brands, Inc. company guaranty 8 1/2s, 2009                                 80,000
            390,000 Constellation Brands, Inc. 144A sr. notes 8s, 2008                                      398,775
                                                                                                      -------------
                                                                                                            478,775

Broadcasting (3.5%)
-------------------------------------------------------------------------------------------------------------------
            555,000 Acme Television company guaranty 10 7/8s, 2004                                          513,375
            160,000 Allbritton Communications Co. sr. sub. notes Ser. B,
                    8 7/8s, 2008                                                                            161,600
            367,800 AMFM Operating, Inc. deb. 12 5/8s, 2006 (PIK)                                           406,419
            450,000 Benedek Communications Corp. sr. disc. notes
                    stepped-coupon zero % (13 1/4s, 5/15/01), 2006 (STP)                                    225,000
             60,000 British Sky Broadcasting PLC company guaranty 8.2s,
                    2009 (United Kingdom)                                                                    59,487
            120,000 British Sky Broadcasting PLC company guaranty 7.3s,
                    2006 (United Kingdom)                                                                   117,114
            600,000 British Sky Broadcasting PLC company guaranty 6 7/8s,
                    2009 (United Kingdom)                                                                   550,122
            170,000 Central European Media Enterprises, Ltd. sr. notes 9 3/8s,
                    2004 (Bermuda)                                                                           59,500
            790,000 Chancellor Media Corp. company guaranty 8s, 2008                                        809,750
            257,990 Citadel Broadcasting, Inc. sr. sub. notes 10 1/4s, 2007                                 274,759
          2,150,000 Echostar Broadband Corp. sr. notes 10 3/8s, 2007                                      2,219,875
            580,000 Echostar DBS Corp. sr. notes 9 3/8s, 2009                                               593,050
            220,000 Emmis Escrow Corp. 144A sr. disc. notes stepped-coupon
                    zero % (12 1/2s, 3/15/06), 2011 (STP)                                                   123,750
            490,000 Fox Family Worldwide, Inc. sr. disc. notes stepped-coupon
                    zero % (10 1/4s, 11/1/02), 2007 (STP)                                                   418,950
            700,000 Fox Family Worldwide, Inc. sr. notes 9 1/4s, 2007                                       703,500
            190,000 Fox/Liberty Networks, LLC sr. notes 8 7/8s, 2007                                        197,600
            300,000 Golden Sky Systems company guaranty Ser. B, 12 3/8s, 2006                               306,000
            230,000 Granite Broadcasting Corp. sr. sub. notes 8 7/8s, 2008                                  144,900
            480,000 LIN Holdings Corp. sr. disc. notes stepped-coupon zero %
                    (10s, 3/1/03), 2008 (STP)                                                               355,200
            460,000 LIN Television Corp. company guaranty 8 3/8s, 2008                                      432,400
            330,000 News America, Inc. sr. notes 6 5/8s, 2008                                               316,925
            185,000 Paxson Communications Corp. 144A sr. sub. notes
                    11 5/8s, 2002                                                                           188,238
             10,000 Pegasus Communications Corp. sr. notes 12 1/2s, 2007                                     10,200
            120,000 Pegasus Communications Corp. sr. notes Ser. B, 9 3/4s, 2006                             112,800
            120,000 Pegasus Media & Communications notes Ser. B, 12 1/2s, 2005                              121,800
          1,424,000 PHI Holdings, Inc. sr. sub. notes zero %, 2001                                        1,415,100
            405,000 Radio One, Inc. company guaranty Ser. B, 12s, 2004                                      425,250
             10,000 Sinclair Broadcast Group, Inc. sr. sub notes 10s, 2005                                    9,700
            300,000 Sinclair Broadcast Group, Inc. company guaranty 9s, 2007                                280,500
            240,000 Sinclair Broadcast Group, Inc. sr. sub. notes 8 3/4s, 2007                              222,000
            545,000 TV Azteca SA de CV sr. notes 10 1/2s, 2007 (Mexico)                                     506,850
            320,000 XM Satellite Radio Holdings, Inc. sec. notes 14s, 2010                                  176,000
            650,000 Young Broadcasting Inc. 144A sr. sub notes 10s, 2011                                    627,250
                                                                                                      -------------
                                                                                                         13,084,964

Building Materials (0.6%)
-------------------------------------------------------------------------------------------------------------------
            805,000 American Standard Companies, Inc. company guaranty
                    7 5/8s, 2010                                                                            798,963
             40,000 American Standard Companies, Inc. company guaranty
                    7 1/8s, 2003                                                                             40,000
            150,000 Atrium Companies, Inc. company guaranty Ser. B,
                    10 1/2s, 2009                                                                           117,000
            180,000 Building Materials Corp. company guaranty 8s, 2008                                       99,000
            560,000 Dayton Superior Corp. company guaranty 13s, 2009                                        582,400
            220,000 NCI Building Systems, Inc. sr. sub. notes Ser. B, 9 1/4s, 2009                          210,100
             50,000 Nortek, Inc. 144A sr. notes Ser. B, 9 1/8s, 2007                                         49,000
            200,000 Nortek, Inc. sr. notes Ser. B, 8 7/8s, 2008                                             190,000
            310,000 Owens Corning bonds 7 1/2s, 2018 (In default) (NON)                                      80,600
                                                                                                      -------------
                                                                                                          2,167,063

Cable Television (3.6%)
-------------------------------------------------------------------------------------------------------------------
            870,000 Adelphia Communications Corp. sr. notes 10 7/8s, 2010                                   913,500
            860,000 Adelphia Communications Corp. sr. notes Ser. B, 9 7/8s, 2007                            860,000
            270,000 Adelphia Communications Corp. sr. notes Ser. B, 8 3/8s, 2008                            252,450
             60,000 Adelphia Communications Corp. sr. notes Ser. B, 7 3/4s, 2009                             53,850
            160,000 Century Communications Corp. sr. notes 8 7/8s, 2007                                     153,600
            820,000 Charter Communications Holdings, LLC sr. notes
                    11 1/8s, 2011                                                                           885,600
             90,000 Charter Communications Holdings, LLC sr. notes
                    10 3/4s, 2009                                                                            97,200
            270,000 Charter Communications Holdings, LLC sr. notes
                    10s, 2009                                                                               284,175
          1,090,000 Charter Communications Holdings, LLC sr. notes
                    8 5/8s, 2009                                                                          1,057,300
            170,000 Charter Communications Holdings, LLC sr. notes
                    8 1/4s, 2007                                                                            163,200
             80,000 Charter Communications Holdings, LLC sr. disc. notes
                    zero %, 2011                                                                             51,600
             60,000 Comcast UK Cable, Ltd. deb. 10 3/4s, 2007 (Bermuda)                                      48,600
            990,000 CSC Holdings, Inc. sr. sub. deb. 9 7/8s, 2013                                         1,074,150
            990,000 Diamond Cable Communication PLC sr. disc. notes
                    stepped-coupon zero % (10 3/4s, 2/15/02), 2007
                    (United Kingdom) (STP)                                                                  663,300
          1,162,000 Diva Systems Corp. sr. disc. notes stepped-coupon Ser. B,
                    zero % (12 5/8s, 3/1/03), 2008 (STP)                                                    174,300
          1,020,000 Insight Communications Company, Inc. 144A sr. disc.
                    notes stepped-coupon zero % (12 1/4s, 2/15/06), 2011 (STP)                              566,100
            750,000 Insight Midwest LP/Insight Capital, Inc. 144A sr. notes
                    10 1/2s, 2010                                                                           810,000
            390,000 International Cabletel, Inc. sr. disc. notes 11 1/2s, 2006                              323,700
             30,000 Knology Holdings, Inc. sr. disc. notes stepped-coupon
                    zero % (11 7/8s, 10/15/02), 2007 (STP)                                                    7,800
            440,000 Mediacom, LLC/Mediacom Capital Corp. 144A sr. notes
                    9 1/2s, 2013                                                                            429,000
            220,000 NTL Communications Corp. sr. notes stepped-coupon
                    Ser. B, zero % (12 3/8s, 10/1/03), 2008 (STP)                                           121,000
             90,000 NTL Communications Corp. sr. notes Ser. B, 11 7/8s, 2010                                 76,500
          1,060,000 NTL Communications Corp. sr. notes Ser. B, 11 1/2s, 2008                                869,200
            600,000 NTL, Inc. sr. notes Ser. A, 12 3/4s, 2005                                               534,000
             50,000 RCN Corp. sr. disc. notes stepped-coupon zero %
                    (11 1/8s, 10/15/02), 2007 (STP)                                                          11,000
            260,000 RCN Corp. sr. notes 10 1/8s, 2010                                                        80,600
            280,000 RCN Corp. sr. disc. notes stepped-coupon Ser. B, zero %
                    (9.8s, 2/15/03), 2008 (STP)                                                              56,000
             70,000 Rogers Cablesystems, Ltd. notes 11s, 2015 (Canada)                                       79,100
            130,000 Rogers Cablesystems, Ltd. deb. 10 1/8s, 2012 (Canada)                                   139,100
            360,000 Rogers Cablesystems, Ltd. sr. sub. notes 8.8s, 2007 (Canada)                            338,400
            370,000 Supercanal Holdings SA 144A sr. notes 11 1/2s, 2005
                    (Argentina) (In default) (NON)                                                           55,500
            690,000 TeleWest Communications PLC sr. disc. notes stepped-
                    coupon zero % (11 3/8s, 2/1/05), 2010
                    (United Kingdom) (STP)                                                                  386,400
            110,000 TeleWest Communications PLC deb. 11s, 2007
                    (United Kingdom)                                                                        106,700
            250,000 TeleWest Communications PLC structured note
                    (Issued by DLJ International Capital) 10 7/8s, 2005
                    (Cayman Islands)                                                                        231,500
            190,000 TeleWest Communications PLC deb. 9 5/8s, 2006
                    (United Kingdom)                                                                        172,900
            190,000 TeleWest Communications PLC 144A sr. notes
                    11 1/4s, 2008 (United Kingdom)                                                          184,300
            750,000 United Pan-Europe NV sr. disc. notes stepped-coupon
                    zero % (13 3/4s, 2/1/05), 2010 (Netherlands) (STP)                                      251,250
            140,000 United Pan-Europe NV sr. disc. notes stepped-coupon
                    zero % (12 1/2s, 8/1/04), 2009 (Netherlands) (STP)                                       45,500
            870,000 United Pan-Europe NV 144A sr. disc. notes 12 1/2s,
                    2009 (Netherlands)                                                                      278,400
            470,000 United Pan-Europe NV 144A bonds 10 7/8s,
                    2009 (Netherlands)                                                                      305,500
             80,000 United Pan-Europe NV sr. notes Ser. B, 10 7/8s,
                    2007 (Netherlands)                                                                       51,600
                                                                                                      -------------
                                                                                                         13,243,875

Chemicals (1.7%)
-------------------------------------------------------------------------------------------------------------------
          1,010,000 ARCO Chemical Co. deb. 9.8s, 2020                                                       969,600
            570,000 Borden Chemical, Inc. notes 9 1/2s, 2005 (In default) (NON)                             102,600
            450,000 Geo Specialty Chemicals, Inc. sr. sub. notes 10 1/8s, 2008                              391,500
            120,000 Georgia Gulf Corp. company guaranty 10 3/8s, 2007                                       125,400
            390,000 Hercules, Inc. 144A company guaranty 11 1/8s, 2007                                      393,900
            500,000 Huntsman Corp. 144A sr. sub. notes 9.454s, 2007                                         375,000
            750,000 Huntsman ICI Chemicals, Inc. company guaranty
                    10 1/8s, 2009                                                                           765,000
            260,000 ISP Holdings, Inc. sr. notes Ser. B, 9 3/4s, 2002                                       252,200
             80,000 ISP Holdings, Inc. sr. notes Ser. B, 9s, 2003                                            74,400
            240,000 Lyondell Petrochemical Co. sec. notes Ser. B, 9 7/8s, 2007                              247,800
            770,000 Lyondell Petrochemical Co. notes Ser. A, 9 5/8s, 2007                                   795,025
            100,000 PCI Chemicals & Pharmaceuticals company guaranty
                    9 1/4s, 2007 (India) (In default) (NON)                                                  37,000
            915,000 Pioneer Americas Acquisition company guaranty
                    9 1/4s, 2007 (In default) (NON)                                                         228,750
            200,000 PMD Group, Inc. 144A sr. sub notes 11s, 2011                                            206,000
            320,000 Polymer Group, Inc. company guaranty Ser. B, 9s, 2007                                   124,800
            280,000 Polymer Group, Inc. company guaranty Ser. B, 8 3/4s, 2008                               103,600
            480,000 Royster-Clark, Inc. 1st mtge. 10 1/4s, 2009                                             403,200
            260,000 Scotts Co. (The) company guaranty 8 5/8s, 2009                                          262,925
            380,000 Sterling Chemicals Holdings sr. disc. notes stepped-
                    coupon zero % (13 1/2s, 8/15/01), 2008 (STP)                                             38,000
            220,000 Sterling Chemicals, Inc. company guaranty Ser. B,
                    12 3/8s, 2006                                                                           171,600
            393,000 Sterling Chemicals, Inc. sr. sub. notes Ser. A, 11 1/4s, 2007                            98,250
            110,000 Texas Petrochemical Corp. sr. sub. notes Ser. B, 11 1/8s, 2006                           93,500
                                                                                                      -------------
                                                                                                          6,260,050

Commercial and Consumer Services (0.3%)
-------------------------------------------------------------------------------------------------------------------
            840,000 Coinmach Corp. sr. notes Ser. D, 11 3/4s, 2005                                          852,600
            100,000 Travel Centers of America notes 12 3/4s, 2009                                           100,000
                                                                                                      -------------
                                                                                                            952,600

Communications Equipment (--%)
-------------------------------------------------------------------------------------------------------------------
            170,000 Telex Communications, Inc. company guaranty 10 1/2s, 2007                                47,600

Components (--%)
-------------------------------------------------------------------------------------------------------------------
             80,000 Seagate Technology, Inc. 144A company guaranty 12 1/2s,
                    2007 (Cayman Islands)                                                                    77,800

Construction (0.2%)
-------------------------------------------------------------------------------------------------------------------
            770,000 Better Minerals & Aggregates Co. company guaranty
                    13s, 2009                                                                               646,800
            470,000 Morrison Knudsen Corp. 144A sr. notes 11s, 2010                                          56,400
                                                                                                      -------------
                                                                                                            703,200

Consumer (0.6%)
-------------------------------------------------------------------------------------------------------------------
            370,000 Derby Cycle Corp. (The) sr. notes 10s, 2008                                             103,600
          1,060,000 Derby Cycle Corp. (The) sr. notes 9 3/8s, 2008                                           96,069
            500,000 Home Interiors & Gifts, Inc. company guaranty 10 1/8s, 2008                             200,000
            620,000 Jostens, Inc. sr. sub notes 12 3/4s, 2010                                               629,300
            530,000 Samsonite Corp. sr. sub. notes 10 3/4s, 2008                                            424,000
            650,000 Sealy Mattress Co. company guaranty stepped-coupon
                    Ser. B, zero % (10 7/8s, 12/15/02), 2007 (STP)                                          552,500
            175,000 Sealy Mattress Co. sr. sub. notes Ser. B, 9 7/8s, 2007                                  178,063
                                                                                                      -------------
                                                                                                          2,183,532

Consumer Finance (0.5%)
-------------------------------------------------------------------------------------------------------------------
            350,000 Aames Financial Corp. sr. notes 9 1/8s, 2003                                            200,375
            330,000 Conseco Finance Trust III, Inc. bonds 8.796s, 2027                                      217,800
            380,000 Conseco Financial Corp. sr. sub. notes 10 1/4s, 2002                                    357,200
            600,000 Contifinancial Corp. sr. notes 8 3/8s, 2003 (In default) (NON)                           96,000
            610,000 Contifinancial Corp. sr. notes 8 1/8s, 2008 (In default) (NON)                          100,650
            840,000 Contifinancial Corp. sr. notes 7 1/2s, 2002 (In default) (NON)                          142,800
            760,000 Delta Financial Corp. company guaranty 9 1/2s, 2004                                     266,000
            210,000 Nationwide Credit, Inc. sr. notes Ser. A, 10 1/4s, 2008                                  73,500
            310,000 Outsourcing Solutions, Inc. sr. sub. notes Ser. B, 11s, 2006                            248,000
             30,000 Xerox Credit Corp. sr. notes 6.1s, 2003                                                  22,800
                                                                                                      -------------
                                                                                                          1,725,125

Consumer Goods (0.8%)
-------------------------------------------------------------------------------------------------------------------
            750,000 Albecca, Inc. company guaranty 10 3/4s, 2008                                            738,750
             40,000 Chattem, Inc. company guaranty Ser. B, 8 7/8s, 2008                                      34,500
            530,000 French Fragrances, Inc. company guaranty Ser. D,
                    10 3/8s, 2007                                                                           526,025
            310,000 Leiner Health Products sr. sub. notes 9 5/8s, 2007                                       24,025
            310,000 NBTY, Inc. sr. sub. notes Ser. B, 8 5/8s, 2007                                          272,800
            930,000 Playtex Products, Inc. sr. sub notes 9s, 2003                                           940,463
             70,000 Playtex Products, Inc. company guaranty Ser. B, 8 7/8s, 2004                             71,400
            440,000 Revlon Consumer Products sr. sub. notes 8 5/8s, 2008                                    215,600
                                                                                                      -------------
                                                                                                          2,823,563

Consumer Staples (--%)
-------------------------------------------------------------------------------------------------------------------
            310,000 Doskcil Manufacturing Co sr. sub. notes 10 1/8s, 2007
                    (In default) (NON)                                                                       37,200

Containers (0.5%)
-------------------------------------------------------------------------------------------------------------------
            475,000 AEP Industries, Inc. sr. sub. notes 9 7/8s, 2007                                        451,250
            230,000 Huntsman Packaging Corp. company guaranty 13s, 2010                                     161,000
             60,000 Owens-Illinois, Inc. sr. notes 7.35s, 2008                                               46,200
            440,000 Owens-Illinois, Inc. sr. notes 7.15s, 2005                                              369,600
            145,000 Radnor Holdings, Inc. sr. notes 10s, 2003                                               123,250
            740,000 Tekni-Plex, Inc. company guaranty Ser. B, 12 3/4s, 2010                                 606,800
            200,000 U.S. Can Corp. company guaranty Ser. B, 12 3/8s, 2010                                   194,000
                                                                                                      -------------
                                                                                                          1,952,100

Electric Utilities (0.6%)
-------------------------------------------------------------------------------------------------------------------
            118,000 AES China Generating Co. sr. notes 10 1/8s, 2006 (Bermuda)                               86,140
            670,000 AES Corp. sr. notes 8 7/8s, 2011                                                        666,818
            140,000 CMS Energy Corp. sr. notes 8 1/2s, 2011                                                 139,094
            120,000 CMS Energy Corp. sr. notes 7 1/2s, 2009                                                 110,788
            590,000 CMS Energy Corp. sr. notes Ser. B, 6 3/4s, 2004                                         569,350
            314,061 Luannan Energy Co. sec. notes 12 1/4s, 2002
                    (Cayman Islands) (FWC/WIS)                                                              157,031
            303,210 Northeast Utilities System notes Ser. A, 8.58s, 2006                                    313,052
             82,133 Northeast Utilities System notes Ser. B, 8.38s, 2005                                     85,568
                                                                                                      -------------
                                                                                                          2,127,841

Energy (0.4%)
-------------------------------------------------------------------------------------------------------------------
            100,000 Compagnie Generale de Geophysique SA 144A sr. notes
                    10 5/8s, 2007 (France)                                                                  107,500
            220,000 Grant Prideco, Inc. 144A sr. notes 9 5/8s, 2007                                         231,550
             80,000 Key Energy Services, Inc. 144A sr. notes 8 3/8s, 2008                                    81,784
            610,000 Parker Drilling Corp. company guaranty Ser. D, 9 3/4s, 2006                             634,400
            400,000 Pride Petroleum Services, Inc. sr. notes 9 3/8s, 2007                                   424,000
                                                                                                      -------------
                                                                                                          1,479,234

Entertainment (0.8%)
-------------------------------------------------------------------------------------------------------------------
             60,000 AMC Entertainment, Inc. sr. sub. notes 9 1/2s, 2009                                      51,000
            110,000 Cinemark USA, Inc. sr. sub. notes Ser. B, 9 5/8s, 2008                                   85,800
            345,000 Cinemark USA, Inc. sr. sub. notes Ser. B, 8 1/2s, 2008                                  267,375
            220,000 Premier Parks, Inc. sr. notes 9 3/4s, 2007                                              231,000
            825,000 Premier Parks, Inc. sr. notes 9 1/4s, 2006                                              841,500
            382,132 Regal Cinemas, Inc. bank term loan FRN Ser. A, 8.5s, 2006
                    (acquired 3/14/01, cost $342,486) (RES)                                                 331,500
            360,321 Regal Cinemas, Inc. bank term loan FRN Ser. B, 9 1/4s,
                    2006 (acquired various dates 3/14/01 thru 3/26/01,
                    cost $322,768) (RES)                                                                    312,578
              1,000 Regal Cinemas, Inc. sr. sub. notes 8 7/8s, 2010 (In default) (NON)                          115
            440,000 Silver Cinemas, Inc. sr. sub. notes 10 1/2s, 2005 (In default) (NON)                         44
            500,000 Six Flags Corp. sr. notes 8 7/8s, 2006                                                  507,500
            160,000 Six Flags, Inc. 144A sr. notes 9 1/2s, 2009                                             165,400
            373,000 United Artists Theatre sr. sub. notes Ser. B, 10.415s, 2007
                    (In default) (NON)                                                                       14,920
            941,000 United Artists Theatre sr. sub. notes Ser. B, 9 3/4s, 2008
                    (In default) (NON)                                                                       37,640
                                                                                                      -------------
                                                                                                          2,846,372

Financial (0.8%)
-------------------------------------------------------------------------------------------------------------------
             50,000 Advanta Corp. 144A company guaranty Ser. B, 8.99s, 2026                                  34,500
            350,000 AMRESCO, Inc. sr. sub. notes Ser. 97-A, 10s, 2004                                       189,875
            130,000 Comdisco, Inc. sr. notes 7 1/4s, 2002                                                    74,100
             80,000 Comdisco, Inc. notes 7 1/4s, 2001                                                        58,600
            660,000 Finova Capital Corp. sr. notes 7 5/8s, 2009 (In default) (NON)                          552,750
            320,000 Finova Capital Corp. notes 7 1/4s, 2004 (In default) (NON)                              268,000
            140,000 Finova Capital Corp. notes 6 1/4s, 2002 (In default) (NON)                              117,250
             30,000 Finova Capital Corp. notes 6 1/8s, 2004 (In default) (NON)                               25,125
            170,000 Imperial Credit Capital Trust I 144A company guaranty
                    10 1/4s, 2002                                                                           102,000
            200,000 Ocwen Capital Trust I company guaranty 10 7/8s, 2027                                    158,000
            220,000 Ocwen Federal Bank sub. deb. 12s, 2005                                                  210,375
            170,000 Ocwen Financial Corp. notes 11 7/8s, 2003                                               161,500
            415,000 Resource America, Inc. 144A sr. notes 12s, 2004                                         398,400
            340,000 Superior Financial 144A sr. notes 8.65s, 2003                                           341,435
            180,000 Willis Corron Corp. 144A sr. sub notes 9s, 2009                                         176,400
                                                                                                      -------------
                                                                                                          2,868,310

Food (0.5%)
-------------------------------------------------------------------------------------------------------------------
            380,000 Archibald Candy Corp. company guaranty 10 1/4s, 2004                                    201,400
            150,000 Aurora Foods, Inc. sr. sub. notes Ser. B, 9 7/8s, 2007                                  133,500
            370,000 Aurora Foods, Inc. 144A sr. sub. notes Ser. D, 9 7/8s, 2007                             329,300
             80,000 Chiquita Brands International, Inc. sr. notes 10 1/4s,
                    2006 (In default) (NON)                                                                  43,200
            340,000 Doane Pet Care Co. sr. sub. deb. 9 3/4s, 2007                                           266,900
             30,000 Eagle Family Foods company guaranty Ser. B, 8 3/4s, 2008                                 17,775
            430,000 Premier International Foods PLC sr. notes 12s,
                    2009 (United Kingdom)                                                                   399,900
            620,000 RAB Enterprises, Inc. company guaranty 10 1/2s, 2005                                    434,000
            475,000 Vlasic Foods Intl., Inc. sr. sub. notes Ser. B, 10 1/4s,
                    2009 (In default) (NON)                                                                 133,000
                                                                                                      -------------
                                                                                                          1,958,975

Gaming & Lottery (3.3%)
-------------------------------------------------------------------------------------------------------------------
            290,000 Anchor Gaming company guaranty 9 7/8s, 2008                                             309,575
            350,000 Argosy Gaming Co. 144A sr. sub notes 10 3/4s, 2009                                      374,500
            460,000 Autotote Corp. company guaranty Ser. B, 12 1/2s, 2010                                   418,600
            995,000 Autotote Corp. bank term loan FRN 7.195s, 2007
                    (acquired various dates from 10/13/00 to 1/8/01,
                    cost $992,516) (RES)                                                                    945,250
            740,155 Fitzgeralds Gaming Corp. company guaranty Ser. B,
                    12 1/4s, 2004 (In default) (NON)                                                        444,093
            210,000 Harrah's Entertainment, Inc. 144A company guaranty
                    8s, 2011                                                                                211,264
            100,000 Harrah's Entertainment, Inc. company guaranty 7 7/8s, 2005                              101,000
            180,000 Harrah's Entertainment, Inc. company guaranty 7 1/2s, 2009                              177,559
            510,000 Hollywood Casino Corp. company guaranty 11 1/4s, 2007                                   547,613
            270,000 Hollywood Park, Inc. company guaranty Ser. B, 9 1/4s, 2007                              265,275
            270,000 Horseshoe Gaming Holdings company guaranty 8 5/8s, 2009                                 271,350
            390,000 International Game Technology sr. notes 8 3/8s, 2009                                    401,700
            930,000 International Game Technology sr. notes 7 7/8s, 2004                                    939,300
            215,000 Isle of Capri Black Hawk, LLC 1st mtge. Ser. B, 13s, 2004                               234,350
            400,000 Isle of Capri Black Hawk, LLC company guaranty
                    8 3/4s, 2009                                                                            369,000
            500,000 Mandalay Resort Group sr. sub notes Ser. B, 10 1/4s, 2007                               525,000
            780,000 MGM Mirage company guaranty 8 3/8s, 2011                                                785,850
            460,000 Mohegan Tribal Gaming sr. sub. notes 8 3/4s, 2009                                       473,800
            150,000 Mohegan Tribal Gaming sr. notes 8 1/8s, 2006                                            153,750
             50,000 Park Place Entertainment Corp. sr. sub. notes 9 3/8s, 2007                               52,250
            660,000 Park Place Entertainment Corp. sr. sub. notes 8 7/8s, 2008                              678,150
            200,000 Penn National Gaming, Inc. 144A sr. sub notes 11 1/8s, 2008                             198,000
            160,000 Station Casinos, Inc. sr. sub notes 9 7/8s, 2010                                        166,400
            310,000 Station Casinos, Inc. 144A sr. notes 8 3/8s, 2008                                       312,325
          1,090,000 Trump A.C. 1st mtge. 11 1/4s, 2006                                                      708,500
            700,000 Trump Castle Funding, Inc. sr. sub. notes 11 3/4s, 2003                                 553,000
          1,250,000 Trump Castle Funding, Inc. sub. notes 10 1/4s, 2003                                   1,265,625
            390,000 Venetian Casino, Inc. company guaranty 12 1/4s, 2004                                    409,500
                                                                                                      -------------
                                                                                                         12,292,579

Health Care (2.1%)
-------------------------------------------------------------------------------------------------------------------
            355,000 ALARIS Medical Systems, Inc. company guaranty 9 3/4s, 2006                              237,850
            200,000 Beverly Enterprises, Inc. 144A sr. notes 9 5/8s, 2009                                   201,000
            200,000 Bio-Rad Labs Corp. sr. sub. notes 11 5/8s, 2007                                         216,000
            270,000 Conmed Corp. company guaranty 9s, 2008                                                  253,800
            390,000 DaVita Inc. 144A company guaranty 9 1/4s, 2011                                          401,700
            200,000 HCA-The Healthcare Co. notes 8 3/4s, 2010                                               215,000
            640,000 HCA-The Healthcare Co. notes 8.36s, 2024                                                620,800
            150,000 HCA-The Healthcare Co. med. term notes 7.69s, 2025                                      133,500
            170,000 HCA-The Healthcare Co. deb. 7.19s, 2015                                                 154,700
            510,000 HCA-The Healthcare Co. notes 7s, 2007                                                   494,700
            600,000 HCA- The Healthcare Co. med. term notes 6.63s, 2045                                     595,674
            320,000 Kinetic Concepts, Inc. company guaranty Ser. B, 9 5/8s, 2007                            297,600
            370,000 Lifepoint Hospital Holdings company guaranty Ser. B,
                    10 3/4s, 2009                                                                           408,850
            520,000 Magellan Health Services, Inc. sr. sub. notes 9s, 2008                                  484,900
            380,000 Mediq, Inc. deb. stepped-coupon zero % (13s, 6/1/03),
                    2009 (STP)                                                                                   38
            440,000 Mediq, Inc. company guaranty 11s, 2008 (In default) (NON)                                 4,400
            430,000 Omnicare, Inc. 144A sr. sub notes 8 1/8s, 2011                                          438,600
            530,000 Paracelsus Healthcare sr. sub. notes 10s, 2006 (In default) (NON)                       148,400
            120,000 Tenet Healthcare Corp. sr. notes Ser. B, 9 1/4s, 2010                                   136,050
            550,000 Tenet Healthcare Corp. sr. notes Ser. B, 8 1/8s, 2008                                   570,625
            190,000 Tenet Healthcare Corp. sr. notes 8s, 2005                                               196,413
            250,000 Tenet Healthcare Corp. sr. notes Ser. B, 7 5/8s, 2008                                   256,563
            930,000 Triad Hospitals Holdings company guaranty Ser. B, 11s, 2009                           1,023,000
            120,000 Triad Hospitals, Inc. 144A sr. notes 8 3/4s, 2009                                       123,000
                                                                                                      -------------
                                                                                                          7,613,163

Homebuilding (1.2%)
-------------------------------------------------------------------------------------------------------------------
            400,000 D.R. Horton, Inc. company guaranty 8s, 2009                                             390,000
            160,000 Del Webb Corp. sr. sub. deb. 10 1/4s, 2010                                              154,400
            130,000 Del Webb Corp. sr. sub. debs 9 3/4s, 2008                                               125,450
            200,000 Del Webb Corp. sr. sub. deb. 9 3/8s, 2009                                               188,000
             30,000 Del Webb Corp. sr. sub. debs 9s, 2006                                                    28,500
            360,000 K. Hovnanian Enterprises, Inc. company guaranty 10 1/2s, 2007                           370,800
            500,000 KB Home sr. sub notes 9 1/2s, 2011                                                      497,500
            700,000 Lennar Corp. company guaranty Ser. B, 9.95s, 2010                                       764,750
            280,000 Lennar Corp. sr. notes 7 5/8s, 2009                                                     273,000
             50,000 M.D.C. Holdings, Inc. sr. notes 8 3/8s, 2008                                             49,813
            360,000 Ryland Group, Inc. sr. notes 9 3/4s, 2010                                               370,800
             70,000 Ryland Group, Inc. sr. sub. notes 8 1/4s, 2008                                           65,450
            340,000 Standard Pacific Corp. sr. notes 9 1/2s, 2010                                           336,600
            260,000 Toll Corp. company guaranty 8 1/8s, 2009                                                254,800
            390,000 Toll Corp. sr. sub notes 8 1/4s, 2011                                                   375,067
            130,000 WCI Communities, Inc. 144A sr. sub notes 10 5/8s, 2011                                  135,850
                                                                                                      -------------
                                                                                                          4,380,780

Industrial (0.1%)
-------------------------------------------------------------------------------------------------------------------
            300,000 BRL Universal Equipment 144A secd. notes 8 7/8s, 2008                                   309,000

Lodging/Tourism (1.2%)
-------------------------------------------------------------------------------------------------------------------
            698,090 Blackstone Hotel Acquisition Co. jr. mtge. loan FRN 9.794s,
                    2003 (United Kingdom)                                                                   946,502
            210,000 Epic Resorts, LLC company guaranty Ser. B, 13s, 2005                                     42,000
            280,000 Felcor Lodging company guaranty 9 1/2s, 2008                                            291,435
            220,000 HMH Properties, Inc. sr. notes Ser. C, 8.45s, 2008                                      218,350
          2,035,000 HMH Properties, Inc. company guaranty Ser. B, 7 7/8s, 2008                            1,984,125
            360,000 ITT Corp. notes 6 3/4s, 2005                                                            350,939
             80,000 John Q. Hammons Hotels, Inc. 1st mtge. 8 7/8s, 2004                                      77,600
            490,000 Meristar Hospitality Corp. 144A sr. notes 9 1/8s, 2011                                  494,900
                                                                                                      -------------
                                                                                                          4,405,851

Machinery (0.1%)
-------------------------------------------------------------------------------------------------------------------
            180,000 Terex Corp. 144A sr. sub notes 10 3/8s, 2011                                            183,600
             10,000 Terex Corp. company guaranty 8 7/8s, 2008                                                 9,300
                                                                                                      -------------
                                                                                                            192,900

Manufacturing (0.8%)
-------------------------------------------------------------------------------------------------------------------
          1,350,000 Blount, Inc. company guaranty 13s, 2009                                                 756,000
            305,000 Continental Global Group sr. notes Ser. B, 11s, 2007                                    120,475
            730,000 Flowserve Corp. company guaranty 12 1/4s, 2010                                          781,100
            250,000 Insilco Holding Co. sr. disc. notes stepped-coupon zero %
                    (14s, 8/15/03), 2008 (STP)                                                              145,000
            845,000 Motors and Gears, Inc. sr. notes Ser. D, 10 3/4s, 2006                                  819,650
            360,000 Roller Bearing Co. company guaranty Ser. B, 9 5/8s, 2007                                324,000
                                                                                                      -------------
                                                                                                          2,946,225

Medical Services (0.3%)
-------------------------------------------------------------------------------------------------------------------
            190,000 Healthsouth Corp. sr. sub. notes 10 3/4s, 2008                                          204,250
            490,000 Integrated Health Services, Inc. sr. sub. notes Ser. A,
                    9 1/2s, 2007 (In default) (NON)                                                           3,675
            250,000 Integrated Health Services, Inc. sr. sub. notes Ser. A,
                    9 1/4s, 2008 (In default) (NON)                                                           1,875
            210,000 Mariner Post-Acute Network, Inc. sr. sub. notes
                    stepped-coupon Ser. B, zero % (10 1/2s, 11/1/02),
                    2007 (In default) (STP)                                                                   1,888
          1,000,000 Mariner Post-Acute Network, Inc. sr. sub. notes Ser. B,
                    9 1/2s, 2007 (In default) (NON)                                                           8,990
          1,080,000 Multicare Cos., Inc. sr. sub. notes 9s, 2007 (In default) (NON)                          43,200
             70,000 Service Corp. International debs. 7 7/8s, 2013                                           45,500
             50,000 Service Corp. International notes 7.7s, 2009                                             33,500
            970,000 Service Corp. International notes 6s, 2005                                              654,750
            520,000 Sun Healthcare Group, Inc. sr. sub. notes Ser. B, 9 1/2s,
                    2007 (In default) (NON)                                                                      52
            430,000 Sun Healthcare Group, Inc. 144A sr. sub. notes 9 3/8s,
                    2008 (In default) (NON)                                                                      43
                                                                                                      -------------
                                                                                                            997,723

Medical Technology (0.1%)
-------------------------------------------------------------------------------------------------------------------
            200,000 Alliance Imaging, Inc. 144A sr. sub. notes 10 3/8s, 2011                                203,000
            260,000 Hanger Orthopedic Group, Inc. sr. sub. notes 11 1/4s, 2009                               98,800
                                                                                                      -------------
                                                                                                            301,800

Metals (0.8%)
-------------------------------------------------------------------------------------------------------------------
             40,000 AK Steel Corp. sr. notes 9 1/8s, 2006                                                    40,800
          1,070,000 AK Steel Corp. company guaranty 7 7/8s, 2009                                          1,016,500
            299,950 Anker Coal Group, Inc. company guaranty Ser. B,
                    14 1/4s, 2007 (PIK)                                                                     107,982
            685,000 Kaiser Aluminum & Chemical Corp. sr. sub. notes
                    12 3/4s, 2003                                                                           623,350
             30,000 Kaiser Aluminum & Chemical Corp. sr. notes Ser. B,
                    10 7/8s, 2006                                                                            29,100
             20,000 Kaiser Aluminum & Chemical Corp. sr. notes 9 7/8s, 2002                                  19,700
            660,000 LTV Corp. company guaranty 11 3/4s, 2009 (In default) (NON)                              39,600
             80,000 Murrin Murrin Holdings Property, Ltd sr. notes 9 3/8s,
                    2007 (Australia)                                                                         64,000
            295,000 National Steel Corp. 1st mtge. Ser. D, 9 7/8s, 2009                                     115,050
            160,000 Oregon Steel Mills 1st mortgage 11s, 2003                                               137,600
            230,000 P & L Coal Holdings Corp. company guaranty Ser. B,
                    9 5/8s, 2008                                                                            240,925
            510,000 WCI Steel, Inc. sr. notes Ser. B, 10s, 2004                                             367,200
             40,000 Weirton Steel Co. 144A sr. notes 10 3/4s, 2005                                           14,600
            380,000 Wheeling-Pittsburgh Steel Corp. sr. notes 9 1/4s,
                    2007 (In default) (NON)                                                                   7,600
            270,000 WHX Corp. sr. notes 10 1/2s, 2005                                                       152,550
                                                                                                      -------------
                                                                                                          2,976,557

Oil & Gas (2.2%)
-------------------------------------------------------------------------------------------------------------------
            220,000 Belco Oil & Gas Corp. sr. sub. notes Ser. B, 8 7/8s, 2007                               214,500
            160,000 Chesapeake Energy Corp. company guaranty Ser. B,
                    9 5/8s, 2005                                                                            174,800
            970,000 Chesapeake Energy Corp. 144A sr. notes 8 1/8s, 2011                                     940,900
            700,000 Coda Energy, Inc. company guaranty Ser. B, 10 1/2s, 2006                                714,000
             30,000 Giant Industries Corp. company guaranty 9s, 2007                                         27,300
             60,000 Gulf Canada Resources, Ltd. sr. sub. notes 9 5/8s,
                    2005 (Canada)                                                                            61,950
            440,000 HS Resources, Inc. company guaranty 9 1/4s, 2006                                        457,600
            320,000 Leviathan Gas Corp. company guaranty Ser. B, 10 3/8s, 2009                              341,600
            340,000 Newfield Exploration Co. sr. notes 7 5/8s, 2011                                         338,300
            450,000 Nuevo Energy Co. sr. sub. notes Ser. B, 9 1/2s, 2008                                    450,000
            510,000 Nuevo Energy Co. sr. sub notes Ser. B, 9 3/8s, 2010                                     504,900
            240,000 Ocean Energy, Inc. company guaranty Ser. B, 8 7/8s, 2007                                254,729
            440,000 Ocean Energy, Inc. company guaranty Ser. B, 8 3/8s, 2008                                457,204
            990,000 Pioneer Natural Resources Co. company guaranty
                    9 5/8s, 2010                                                                          1,093,950
            160,000 Pogo Producing Co. 144A sr. sub notes 8 1/4s, 2011                                      163,600
             50,000 Port Arthur Finance Corp. company guaranty 12 1/2s, 2009                                 49,500
            170,000 Seven Seas Petroleum sr. notes Ser. B, 12 1/2s, 2005                                     68,000
            325,000 Snyder Oil Corp. sr. sub. notes 8 3/4s, 2007                                            346,005
            120,000 Stone Energy Corp. company guaranty 8 3/4s, 2007                                        122,100
             30,000 Triton Energy, Ltd. sr. notes 9 1/4s, 2005                                               31,425
            400,000 Triton Energy, Ltd. sr. notes 8 7/8s, 2007 (Cayman Islands)                             418,500
            780,000 Vintage Petroleum sr. sub. notes 9 3/4s, 2009                                           858,000
                                                                                                      -------------
                                                                                                          8,088,863

Paper & Forest Products (2.1%)
-------------------------------------------------------------------------------------------------------------------
            250,000 Abitibi-Consolidated, Inc. deb. 8.85s, 2030 (Canada)                                    254,968
            500,000 Abitibi-Consolidated, Inc. bonds 8.55s, 2010 (Canada)                                   526,495
            635,000 APP China Group Ltd. 144A sr. disc. notes 14s, 2010
                    (Bermuda) (In default) (NON)                                                             44,450
            490,000 APP Finance II Mauritius, Ltd. bonds stepped-coupon
                    zero % (12s, 2/15/04), 2049 (Indonesia) (In default) (STP)                                9,800
            580,000 Doman Industries, Ltd. sr. notes 8 3/4s, 2004 (Canada)                                  324,800
            240,000 Fibermark, Inc. 144A sr. notes 10 3/4s, 2011                                            241,800
            720,000 Four M Corp. sr. notes Ser. B, 12s, 2006                                                705,600
            380,000 Gaylord Container Corp. sr. sub. notes 9 7/8s, 2008                                     133,000
             50,000 Gaylord Container Corp. sr. notes Ser. B, 9 3/4s, 2007                                   31,000
            325,000 Gaylord Container Corp. sr. notes Ser. B, 9 3/8s, 2007                                  204,750
            630,000 Indah Kiat Financial Mauritius, Ltd. company guaranty
                    10s, 2007 (Indonesia) (In default) (NON)                                                 56,700
          1,000,000 Jefferson Smurfit bank term loan FRN 6.336s 2007
                    (acquired 4/30/01, cost $1,000,000) (RES)                                               990,000
            490,000 Pacifica Papers, Inc. sr. notes 10s, 2009 (Canada)                                      519,400
          1,055,000 Pindo Deli Finance Mauritius, Ltd. company guaranty
                    10 3/4s, 2007 (Mauritius) (In default) (NON)                                             84,400
            770,000 PT Pabrik Kertas Tjiwi Kimia company guaranty 10s,
                    2004 (Mauritius) (In default) (NON)                                                      53,900
            880,000 Riverwood International Corp. company guaranty
                    10 7/8s, 2008                                                                           840,400
            160,000 Riverwood International Corp. company guaranty
                    10 5/8s, 2007                                                                           163,200
             70,000 Stone Container Corp. sr. notes 12.58s, 2016                                             73,850
            170,000 Stone Container 144A company guaranty 11 1/2s,
                    2006 (Canada)                                                                           178,075
          1,430,000 Stone Container Corp. 144A sr. notes 9 3/4s, 2011                                     1,480,050
            370,000 Stone Container Corp. 144A sr. notes 9 1/4s, 2008                                       377,400
            640,000 Tembec Industries, Inc. company guaranty 8 5/8s,
                    2009 (Canada)                                                                           659,200
                                                                                                      -------------
                                                                                                          7,953,238

Pharmaceuticals (0.4%)
-------------------------------------------------------------------------------------------------------------------
            480,000 ICN Pharmaceuticals, Inc. sr. notes Ser. B, 9 1/4s, 2005                                486,000
            490,000 ICN Pharmaceuticals, Inc. 144A sr. notes 8 3/4s, 2008                                   499,800
             40,000 ICN Pharmaceuticals, Inc. 144A sr. notes 8 3/4s, 2008                                    40,800
            350,000 PharMerica, Inc. company guaranty 8 3/8s, 2008                                          339,500
                                                                                                      -------------
                                                                                                          1,366,100

Power Producers (1.0%)
-------------------------------------------------------------------------------------------------------------------
            770,000 AES Corp. sr. notes 9 3/8s, 2010                                                        790,567
            130,000 Calpine Canada Energy Finance company guaranty
                    8 1/2s, 2008 (Canada)                                                                   130,000
            210,000 Calpine Corp. sr. notes 10 1/2s, 2006                                                   220,500
             90,000 Calpine Corp. sr. notes 9 1/4s, 2004                                                     90,000
            410,000 Calpine Corp. sr. notes 7 7/8s, 2008                                                    397,001
             10,000 Calpine Corp. sr. notes 7 3/4s, 2009                                                      9,503
            150,000 Midland Funding II Corp. deb. Ser. B, 13 1/4s, 2006                                     174,947
            670,000 Midland Funding II Corp. deb. Ser. A, 11 3/4s, 2005                                     737,040
            193,287 Midland Funding II Corp. deb. Ser. C-94, 10.33s, 2002                                   198,291
            500,000 Tiverton/Rumford Power Associates, Ltd. 144A
                    pass-through certificates 9s, 2018                                                      502,740
            647,000 York Power Funding 144A notes 12s, 2007 (Cayman Islands)                                666,410
                                                                                                      -------------
                                                                                                          3,916,999

Publishing (0.5%)
-------------------------------------------------------------------------------------------------------------------
            855,000 Affinity Group Holdings sr. notes 11s, 2007                                             666,900
            120,000 Garden State Newspapers, Inc. sr. sub. notes Ser. B,
                    8 3/4s, 2009                                                                            116,400
            290,000 Garden State Newspapers, Inc. sr. sub. notes 8 5/8s, 2011                               278,400
            200,000 Hollinger International Publishing, Inc. company guaranty
                    9 1/4s, 2007                                                                            207,000
            500,000 PRIMEDIA, Inc. company guaranty Ser. B, 8 1/2s, 2006                                    493,750
            200,000 PRIMEDIA, Inc. company guaranty 7 5/8s, 2008                                            191,250
                                                                                                      -------------
                                                                                                          1,953,700

Railroads (0.2%)
-------------------------------------------------------------------------------------------------------------------
            400,000 Kansas City Southern Railway company guaranty
                    9 1/2s, 2008                                                                            424,000
            430,000 Railamerica Transportation Corp. company guaranty
                    12 7/8s, 2010                                                                           417,100
            500,000 Transportation Manufacturing Operations, Inc. company
                    guaranty 11 1/4s, 2009                                                                   75,000
                                                                                                      -------------
                                                                                                            916,100

Regional Bells (--%)
-------------------------------------------------------------------------------------------------------------------
            140,000 Alaska Communications Systems Corp. company
                    guaranty 9 3/8s, 2009                                                                   114,800

Restaurants (0.5%)
-------------------------------------------------------------------------------------------------------------------
            190,000 Domino's, Inc. company guaranty Ser. B, 10 3/8s, 2009                                   190,950
            410,000 FRD Acquisition Co. sr. notes Ser. B, 12 1/2s, 2004                                      98,400
            500,000 Sbarro, Inc. company guaranty 11s, 2009                                                 532,500
            130,000 Tricon Global Restaurants, Inc. sr. notes 8 7/8s, 2011                                  129,675
            580,000 Tricon Global Restaurants, Inc. sr. notes 7.65s, 2008                                   540,079
            320,000 Tricon Global Restaurants, Inc. sr. notes 7.45s, 2005                                   306,707
                                                                                                      -------------
                                                                                                          1,798,311

Retail (1.0%)
-------------------------------------------------------------------------------------------------------------------
            880,000 Amazon.com, Inc. sr. sub. notes stepped-coupon zero %
                    (10s, 5/1/03), 2008 (STP)                                                               510,400
            180,000 Fleming Cos., Inc. company guaranty Ser. B, 10 1/2s, 2004                               182,700
            400,000 Fleming Cos., Inc. 144A sr. notes 10 1/8s, 2008                                         416,000
            140,000 Great Atlantic & Pacific Tea Co. notes 7 3/4s, 2007                                      96,600
            140,000 Great Atlantic & Pacific Tea Co. sr. notes 7.7s, 2004                                   113,400
             20,000 Iron Age Holdings Corp. sr. disc. notes stepped-coupon
                    zero % (12 1/8s, 5/1/03), 2009 (STP)                                                      1,000
            170,000 K mart Corp. notes 9 3/8s, 2006                                                         170,850
            400,000 K mart Corp. pass-thru certificates Ser. 95K4, 9.35s, 2020                              320,000
            500,000 K mart Corp. notes 8 3/8s, 2004                                                         495,000
            185,000 Mothers Work, Inc. sr. notes 12 5/8s, 2005                                              168,813
          1,440,000 Saks, Inc. company guaranty 8 1/4s, 2008                                              1,281,600
             70,000 Southland Corp. sr. sub. deb. 5s, 2003                                                   63,583
             40,000 Southland Corp. deb. Ser. A, 4 1/2s, 2004                                                33,200
                                                                                                      -------------
                                                                                                          3,853,146

Semiconductor (0.3%)
-------------------------------------------------------------------------------------------------------------------
             10,000 ChipPac Intl., Ltd. company guaranty Ser. B, 12 3/4s, 2009                                9,000
             10,000 Fairchild Semiconductor Corp. 144A sr. sub. notes
                    10 1/2s, 2009                                                                             9,725
            400,000 Fairchild Semiconductor Corp. sr. sub. notes 10 1/8s, 2007                              382,000
          1,000,000 Micron Technology, Inc. notes 6 1/2s, 2005                                              850,000
                                                                                                      -------------
                                                                                                          1,250,725

Shipping (0.2%)
-------------------------------------------------------------------------------------------------------------------
             46,000 International Shipholding Corp. sr. notes 9s, 2003                                       46,115
            130,000 Kitty Hawk, Inc. company guaranty 9.95s, 2004 (In default) (NON)                         32,500
            750,000 Navistar International Corp. sr. notes Ser. B, 8s, 2008                                 693,750
             70,000 Newport News Shipbuilding, Inc. sr. notes 8 5/8s, 2006                                   72,100
                                                                                                      -------------
                                                                                                            844,465

Software (--%)
-------------------------------------------------------------------------------------------------------------------
            420,000 Telehub Communications Corp. company guaranty
                    stepped-coupon zero % (13 7/8s, 7/31/02), 2005
                    (In default) (NON) (STP)                                                                     42

Specialty Printing (0.2%)
-------------------------------------------------------------------------------------------------------------------
            400,000 Perry-Judd company guaranty 10 5/8s, 2007                                               364,000
            139,845 Von Hoffman Press, Inc. 144A sr. sub. notes 13 1/2s, 2009                               111,876
            250,000 Von Hoffman Press, Inc. 144A sr. sub. notes 10 3/8s, 2007                               226,250
                                                                                                      -------------
                                                                                                            702,126

Technology (0.7%)
-------------------------------------------------------------------------------------------------------------------
            210,000 Amkor Technologies, Inc. structured notes
                    (issued by STEERS Credit Linked Trust 2000)
                    12.58s, 2005                                                                            206,850
            150,000 Amkor Technologies, Inc. 144A sr. notes 9 1/4s, 2008                                    142,125
            130,000 Amkor Technologies, Inc. sr. notes 9 1/4s, 2006                                         123,175
            180,000 Flextronics International, Ltd. sr. sub. notes 9 7/8s,
                    2010 (Singapore)                                                                        177,300
            435,000 Flextronics International, Ltd. sr. sub. notes Ser. B,
                    8 3/4s, 2007 (Singapore)                                                                404,550
            250,000 SCG Holding & Semiconductor Corp. company guaranty
                    12s, 2009                                                                               175,000
            390,000 Telecommunications Techniques, Inc. company guaranty
                    9 3/4s, 2008                                                                            288,600
            690,000 Viasystems, Inc. sr. notes Ser. B, 9 3/4s, 2007                                         420,900
            210,000 Viasystems, Inc. sr. sub. notes 9 3/4s, 2007                                            128,100
            490,000 Xerox Cap Europe PLC company guaranty 5 7/8s, 2004
                    (United Kingdom)                                                                        347,900
            240,000 Xerox Corp. notes 5 1/2s, 2003                                                          182,400
                                                                                                      -------------
                                                                                                          2,596,900

Technology Services (0.8%)
-------------------------------------------------------------------------------------------------------------------
          1,210,000 Cybernet Internet Services International, Inc. 144A sr.
                    disc. notes stepped-coupon zero % (13s, 8/15/04),
                    2009 (Denmark) (STP)                                                                     42,350
            460,000 Equinix, Inc. sr. notes 13s, 2007                                                       299,000
            600,000 Exodus Communications, Inc. sr. notes 11 5/8s, 2010                                     471,000
            110,000 Exodus Communications, Inc. 144A sr. notes 11 1/4s, 2008                                 84,975
            610,000 Exodus Communications, Inc. sr. notes 10 3/4s, 2009                                     451,400
            840,000 Firstworld Communication Corp. sr. disc. notes
                    stepped-coupon zero % (13s, 4/15/03), 2008 (STP)                                        126,000
            825,000 Globix Corp. sr. notes 12 1/2s, 2010                                                    255,750
            450,000 Intira Corp. bonds zero %, 2010 (acquired 1/31/00,
                    cost $239,810) (RES)                                                                    126,000
            130,000 Iron Mountain, Inc. company guaranty 8 3/4s, 2009                                       131,950
            930,000 Iron Mountain, Inc. sr. sub. notes 8 1/4s, 2011                                         923,025
            150,000 Iron Mountain, Inc.. company guaranty 8 1/8s, 2008 (Canada)                             148,125
             90,000 PSINet, Inc. sr. notes 11 1/2s, 2008                                                      6,300
            630,000 PSINet, Inc. sr. notes 11s, 2009                                                         44,100
             70,000 PSINet, Inc. sr. notes Ser. B, 10s, 2005                                                  4,200
                                                                                                      -------------
                                                                                                          3,114,175

Telecommunications (4.2%)
-------------------------------------------------------------------------------------------------------------------
            580,000 360Networks, Inc. sr. notes 13s, 2008 (Canada)                                           95,700
            450,000 American Cellular Corp. 144A sr. sub notes 9 1/2s, 2009                                 432,000
            830,000 American Tower Corp. 144A sr. notes 9 3/8s, 2009                                        823,775
            210,000 Arch Communications, Inc. sr. notes 13 3/4s, 2008                                        71,400
            120,000 Asia Global Crossing, Ltd. 13 3/8s, 2010 (Bermuda)                                      114,000
            690,000 BTI Telecom Corp. sr. notes 10 1/2s, 2007                                               103,500
            270,000 Call-Net Enterprises, Inc. sr. notes 8s, 2008 (Canada)                                   62,100
             70,000 Carrier1 Intl. SA 144A sr. notes Ser. B, 13 1/4s, 2009 (Sweden)                          38,500
            870,000 Celcaribe SA sr. notes stepped-coupon zero %
                    (13 1/2s, 3/15/04), 2004 (STP)                                                          609,000
            230,000 Colo.com, Inc. 144A sr. notes 13 7/8s, 2010                                              41,400
            275,000 Covad Communications Group, Inc. sr. disc. notes
                    stepped-coupon Ser. B, zero % (13 1/2s, 3/15/03), 2008 (STP)                             13,750
            200,000 Covad Communications Group, Inc. sr. notes 12 1/2s, 2009                                 22,000
             20,000 Covad Communications Group, Inc. sr. notes Ser. B, 12s, 2010                              2,400
            190,000 Crown Castle International Corp. sr. disc. notes stepped-
                    coupon zero % (11 1/4s, 8/1/04), 2011 (STP)                                             136,800
            730,000 Crown Castle International Corp. sr. notes 10 3/4s, 2011                                775,625
            300,000 Dobson Communications Corp. sr. notes 10 7/8s, 2010                                     301,500
            510,000 Dobson/Sygnet Communications, Inc. sr. notes 12 1/4s, 2008                              525,300
            900,000 Econophone, Inc. company guaranty 13 1/2s,
                    2007 (In default) (NON)                                                                  18,000
            230,000 Esprit Telecom Group PLC sr. notes 11 1/2s, 2007
                    (United Kingdom) (In default) (NON)                                                       6,613
            445,000 FLAG, Ltd. 144A sr. notes 8 1/4s, 2008 (Bermuda)                                        407,175
             60,000 FLAG Telecom Holdings, Ltd. sr. notes 11 5/8s,
                    2010 (Bermuda)                                                                           45,600
            540,000 Global Crossing Holdings, Ltd. company guaranty 9 1/2s,
                    2009 (Bermuda)                                                                          499,500
             30,000 Global Crossing Holdings, Ltd. 144A sr. notes 8.7s,
                    2007 (Bermuda)                                                                           27,450
             30,000 Hermes Europe Railtel sr. notes 11 1/2s, 2007 (Netherlands)                               9,000
             60,000 Hermes Europe Railtel sr. notes 10 3/8s, 2009 (Netherlands)                              18,000
             30,000 Level 3 Communication, Inc. sr. disc. notes stepped-coupon
                    zero % (12 7/8s, 3/15/05), 2010 (STP)                                                    10,500
             80,000 Level 3 Communication, Inc. sr. notes 11 1/4s, 2010                                      54,400
          1,140,000 Level 3 Communication, Inc. sr. notes 11s, 2008                                         786,600
            270,000 Level 3 Communication, Inc. sr. notes 9 1/8s, 2008                                      174,825
            580,000 Maxcom Telecomunicaciones SA de CV company guaranty
                    Ser. B, 13 3/4s, 2007 (Mexico)                                                          210,250
            510,000 McCaw International, Ltd. sr. disc. notes stepped-coupon
                    zero % (13s, 4/15/02), 2007 (STP)                                                       285,600
            120,000 Metrocall, Inc. sr. sub. notes 11s, 2008 (In default) (NON)                               4,800
             90,000 Metrocall, Inc. sr. sub. notes 10 3/8s, 2007 (In default) (NON)                           1,800
            110,000 Metrocall, Inc. sr. sub. notes 9 3/4s, 2007                                               2,200
            707,000 Millicom International Cellular SA sr. disc. notes stepped-
                    coupon zero % (13 1/2s, 6/1/01), 2006 (Luxembourg) (STP)                                600,950
            790,000 Nextel Communications, Inc. sr. notes 12s, 2008                                         750,500
            400,000 Nextel Communications, Inc. 144A sr. disc. notes stepped-
                    coupon zero % (10.65s, 9/15/02), 2007 (STP)                                             290,000
          1,170,000 Nextel Communications, Inc. 144A sr. notes 9 1/2s, 2011                                 976,950
            730,000 Nextel International, Inc. sr. notes 12 3/4s, 2010                                      481,800
            730,000 Nextel Partners, Inc. sr. notes 11s, 2010                                               627,800
            330,000 NorthEast Optic Network, Inc. sr. notes 12 3/4s, 2008                                   132,000
            390,000 Orbital Imaging Corp. sr. notes Ser. B, 11 5/8s,
                    2005 (In default) (NON)                                                                  52,650
            220,000 Orion Network Systems, Inc. sr. notes 11 1/4s, 2007                                      75,900
            500,000 Pagemart Wireless, Inc. sr. disc. notes stepped-coupon
                    zero % (11 1/4s, 2/1/03), 2008 (STP)                                                     40,000
            920,000 Pinnacle Holdings, Inc. sr. disc. notes stepped-coupon
                    zero % (10s, 3/15/03), 2008 (STP)                                                       552,000
            350,000 Price Communications Wireless, Inc. 144A sr. notes
                    9 1/8s, 2006                                                                            364,000
            530,000 Primus Telecommunications Group, Inc. sr. notes Ser. B,
                    9 7/8s, 2008                                                                            111,300
             60,000 Rhythms Netconnections, Inc. sr. notes Ser. B, 14s, 2010                                  4,500
            300,000 Rogers Wireless Communications, Inc. 144A sr. sec.
                    notes 9 5/8s, 2011 (Canada)                                                             303,000
            300,000 RSL Communications PLC company guaranty 12 7/8s,
                    2010 (United Kingdom) (In default) (NON)                                                  6,000
            300,000 RSL Communications PLC 144A company guaranty 10 1/2s,
                    2008 (United Kingdom) (In default) (NON)                                                  4,500
            290,000 RSL Communications PLC company guaranty 9 1/8s,
                    2008 (United Kingdom) (In default) (NON)                                                  4,350
            405,000 RSL Communications, Ltd. company guaranty 12 1/4s,
                    2006 (Bermuda) (In default) (NON)                                                         6,075
            170,000 Rural Cellular Corp. sr. sub notes Ser. B, 9 5/8s, 2008                                 157,675
            180,000 Rural Cellular Corp. bank term loan FRN Ser. C, 9.72s,
                    2009 (acquired 4/23/01, cost $175,320) (RES)                                            176,079
            410,000 SBA Communications Corp. 144A sr. notes 10 1/4s, 2009                                   404,875
            520,000 Spectrasite Holdings, Inc. sr. disc. notes stepped-coupon
                    Ser. B, zero % (12 7/8s, 3/15/05), 2010 (STP)                                           254,800
            420,000 Spectrasite Holdings, Inc. sr. disc. notes stepped-coupon
                    zero % (11 1/8s, 4/15/04), 2009 (STP)                                                   218,400
             20,000 USA Mobile Communication, Inc. sr. notes 9 1/2s, 2004                                     7,000
            120,000 Versatel Telecom NV sr. notes 13 1/4s, 2008 (Netherlands)                                50,400
            580,000 Viatel, Inc. sr. disc. notes stepped-coupon zero %
                    (12 1/2s, 4/15/03), 2008 (In default) (NON) (STP)                                        63,800
            770,000 Viatel, Inc. sr. notes 11 1/4s, 2008 (In default) (NON)                                  84,700
          1,500,000 Western Wireless Corp. 8.65s, 2008                                                    1,490,000
            540,000 Williams Communications Group, Inc. sr. notes 11.7s, 2010                               243,000
            390,000 Williams Communications Group, Inc. sr. notes 11.7s, 2008                               175,500
            520,000 Williams Communications Group, Inc. sr. notes 10 7/8s, 2009                             234,000
            110,000 Williams Communications Group, Inc. sr. notes 10.7s, 2007                                49,500
            490,000 World Access, Inc. sr. notes Ser. B, 13 1/4s, 2008                                       12,250
                                                                                                      -------------
                                                                                                         15,737,317

Telephone (3.0%)
-------------------------------------------------------------------------------------------------------------------
            110,000 Airgate PCS, Inc. sr. sub. notes stepped-coupon zero %
                    (13 1/2s, 10/1/04), 2009 (STP)                                                           66,000
             60,000 Alamosa Delaware, Inc. 144A sr. notes 12 1/2s, 2011                                      58,800
             80,000 Alamosa PCS Holdings, Inc. company guaranty stepped-
                    coupon zero % (12 7/8s, 2/15/05), 2010 (STP)                                             40,800
            200,000 Allegiance Telecom, Inc. sr. notes 12 7/8s, 2008                                        188,000
            230,000 Allegiance Telecom, Inc. sr. disc. notes stepped-coupon Ser. B,
                    zero % (11 3/4s, 2/15/03), 2008 (STP)                                                   147,200
            310,000 Birch Telecommunications, Inc. sr. notes 14s, 2008                                      170,500
            260,000 CFW Communications Co. sr. notes 13s, 2010                                              174,200
            385,000 Focal Communications Corp. sr. sub. notes stepped-coupon
                    Ser. B, zero % (12 1/8s, 2/15/03), 2008 (STP)                                           134,750
            570,000 Horizon PCS., Inc. company guaranty stepped-coupon
                    zero % (14s, 5/1/05), 2010 (STP)                                                        228,000
            290,000 Hyperion Telecommunications Corp., Inc. sr. sub. notes
                    12s, 2007                                                                               118,900
            770,000 ICG Services, Inc. sr. disc. notes stepped-coupon zero %
                    (10s, 2/15/03), 2008 (In default) (STP)                                                  48,125
          1,140,000 ICG Services, Inc. sr. disc. notes stepped-coupon zero %
                    (9 7/8s, 5/1/03), 2008 (STP)                                                             71,250
            300,000 Intermedia Communications, Inc. sr. disc. notes stepped-
                    coupon Ser. B, zero % (12 1/4s, 3/1/04), 2009 (STP)                                     198,000
             30,000 Intermedia Communications, Inc. sr. notes Ser. B, 8.6s, 2008                             27,900
            250,000 Intermedia Communications, Inc. sr. notes Ser. B, 8 1/2s, 2008                          232,500
            500,000 IPCS Inc. sr. disc. notes stepped-coupon zero %
                    (14s, 7/15/05), 2010 (STP)                                                              205,000
          1,615,000 KMC Telecommunications Holdings, Inc. sr. disc. notes
                    stepped-coupon zero % (12 1/2s, 2/15/03), 2008 (STP)                                    145,350
            410,000 Leap Wireless International, Inc. company guaranty
                    12 1/2s, 2010                                                                           246,000
            730,000 Madison River Capital Corp. sr. notes 13 1/4s, 2010                                     474,500
            830,000 McLeodUSA, Inc. sr. notes 9 1/2s, 2008                                                  647,400
            330,000 Metromedia Fiber Network, Inc. sr. notes 10s, 2009                                      219,450
            480,000 Metromedia Fiber Network, Inc. sr. notes Ser. B, 10s, 2008                              319,200
            510,000 Microcell Telecommunications sr. disc. notes stepped-
                    coupon Ser. B, zero % (14s, 12/1/01), 2006 (Canada) (STP)                               425,850
            480,000 Nextlink Communications, Inc. sr. disc. notes stepped-coupon
                    zero % (12 1/4s, 6/1/04), 2009 (STP)                                                    120,000
            400,000 Nextlink Communications, Inc. sr. disc. notes
                    stepped-coupon zero % (12 1/8s, 12/1/04), 2009 (STP)                                    100,000
             70,000 Nextlink Communications, Inc. sr. notes 10 3/4s, 2009                                    34,650
            180,000 Nextlink Communications, Inc. sr. notes 9 5/8s, 2007                                     84,600
            530,000 Startec Global Communications Corp. sr. notes 12s, 2008                                  53,000
            180,000 Tele1 Europe BV sr. notes 13s, 2009 (Netherlands)                                       156,600
            710,000 Telecorp PCS, Inc. company guaranty 10 5/8s, 2010                                       670,950
            290,000 Time Warner Telecom, Inc. sr. notes 10 1/8s, 2011                                       287,100
            280,000 Time Warner Telecom, Inc. sr. notes 9 3/4s, 2008                                        274,400
            175,000 Transtel SA pass-thru certificates 12 1/2s, 2007 (In default) (NON)                      28,000
            480,000 Tritel PCS, Inc. 144A sr. sub notes 10 3/8s, 2011                                       441,600
            520,000 Triton PCS, Inc. 144A sr. sub notes 9 3/8s, 2011                                        496,600
             30,000 Triton PCS, Inc. company guaranty zero %, 2008                                           23,400
            900,000 UbiquiTel Operating Co. company guaranty stepped-coupon
                    zero % (14s, 4/15/05), 2010 (STP)                                                       391,500
            685,000 US Unwired, Inc. company guaranty stepped-coupon Ser. B,
                    zero % (13 3/8s, 11/1/04), 2009 (STP)                                                   342,500
            260,000 Versatel Telecom NV sr. notes 13 1/4s, 2008 (Netherlands)                               109,200
          2,530,000 Voicestream Wireless Corp. sr. notes 10 3/8s, 2009                                    2,884,200
          1,850,000 WinStar Communications, Inc. sr. disc. notes stepped-coupon
                    zero % (14 3/4s, 4/15/05), 2010 (In default) (STP)                                       18,500
            550,000 WinStar Communications, Inc. sr. notes 12 3/4s, 2010
                    (In default) (NON)                                                                        8,250
            100,000 WinStar Communications, Inc. sr. notes 12 1/2s, 2008
                    (In default) (NON)                                                                        1,500
            250,000 XO Communications, Inc. sr. disc. notes stepped-coupon
                    zero % (9.45s, 4/15/03), 2008 (STP)                                                      67,500
                                                                                                      -------------
                                                                                                         11,181,725

Textiles (0.7%)
-------------------------------------------------------------------------------------------------------------------
            300,000 Galey & Lord, Inc. company guaranty 9 1/8s, 2008                                        162,000
            390,000 Guess Jeans, Inc. sr. sub. notes 9 1/2s, 2003                                           352,950
            460,000 Kasper A.S.L., Ltd. sr. notes 12 3/4s, 2004 (In default) (NON)                          138,000
          1,040,000 Levi Strauss & Co. sr. notes 11 5/8s, 2008                                            1,040,000
            120,000 Tommy Hilfiger USA, Inc. company guaranty 6 1/2s, 2003                                  113,400
            850,000 Westpoint Stevens, Inc. sr. notes 7 7/8s, 2005                                          514,250
            250,000 William Carter Holdings Co. sr. sub. notes Ser. A, 12s, 2008                            232,500
                                                                                                      -------------
                                                                                                          2,553,100

Tobacco (0.1%)
-------------------------------------------------------------------------------------------------------------------
            680,000 North Atlantic Trading Co. company guaranty Ser. B,
                    11s, 2004                                                                               567,800

Transportation (0.2%)
-------------------------------------------------------------------------------------------------------------------
            918,223 Transportation Tech. bank term loan FRN 9.859s, 2007
                    (acquired 2/29/00, cost $915,928) (RES)                                                 596,845

Utilities (--%)
-------------------------------------------------------------------------------------------------------------------
            810,000 Cathay International, Ltd. 144A sr. notes 13s, 2008 (China)                             202,500

Waste Management (0.9%)
-------------------------------------------------------------------------------------------------------------------
          1,440,000 Allied Waste Industries, Inc. company guaranty Ser. B,
                    10s, 2009                                                                             1,488,600
            610,000 Allied Waste Industries, Inc. 144A company guaranty
                    8 7/8s, 2008                                                                            628,300
            200,000 Allied Waste Industries, Inc. company guaranty Ser. B,
                    7 5/8s, 2006                                                                            196,000
            710,000 Allied Waste Industries, Inc. deb. 7.4s, 2035                                           568,000
            450,000 Waste Management, Inc. sr. notes 7 3/8s, 2010                                           447,981
                                                                                                      -------------
                                                                                                          3,328,881

Water Utilities (0.1%)
-------------------------------------------------------------------------------------------------------------------
            200,000 Azurix Corp. sr. notes Ser. B, 10 3/4s, 2010                                            202,000
            170,000 Azurix Corp. sr. notes Ser. B, 10 3/8s, 2007                                            172,125
                                                                                                      -------------
                                                                                                            374,125
                                                                                                      -------------
                    Total Corporate Bonds and Notes (cost $222,812,426)                               $ 184,384,316

FOREIGN GOVERNMENT BONDS AND NOTES (17.2%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
USD       1,250,000 Argentina (Republic of) bonds 11 3/4s, 2015                                       $     981,250
USD         811,000 Argentina (Republic of) unsub. 11 3/4s, 2009                                            658,938
USD         575,000 Argentina (Republic of) unsub. 9 3/4s, 2027                                             396,750
AUD       2,895,000 Australia (Government of) bonds Ser. 909, 7 1/2s, 2009                                1,646,378
USD       1,420,000 Brazil (Federal Republic of) bonds 12 1/4s, 2030                                      1,221,200
USD         645,000 Bulgaria (Government of) Ser. A, 6 1/2s, 2024                                           474,075
CAD         530,000 Canada (Government of) bonds Ser. WB60,
                    7 1/4s, 2007                                                                            374,761
CAD       1,450,000 Canada (Government of) bonds 6s, 2011                                                   959,502
CAD       1,890,000 Canada (Government of) bonds Ser. WL43,
                    5 3/4s, 2029                                                                          1,188,018
CAD       1,005,000 Canada (Government of) bonds 5 1/2s, 2010                                               643,043
USD         555,000 Colombia (Republic of) bonds 11 3/4s, 2020                                              501,609
USD         680,000 Colombia (Republic of) bank guaranty 9 3/4s, 2011                                       673,200
EUR       3,630,000 France (Govt. of) 5 1/2s, 2010                                                        3,292,875
EUR      17,390,000 Germany (Federal Republic of) bonds Ser. 97,
                    6s, 2007                                                                             16,329,816
EUR       7,565,000 Germany (Federal Republic of) bonds Ser. 132,
                    4 1/8s, 2004                                                                          6,594,229
EUR       2,885,297 Hellenic Greece (Republic of) bonds 6 1/2s, 2014                                      2,736,245
EUR       1,940,000 Italy (Government of) sr. unsub. FRB, 4.673s, 2002                                    1,718,562
EUR       1,620,000 Italy (Government of) treasury bonds 3 1/4s, 2004                                     1,379,379
USD         502,222 Morocco (Government of) bonds Ser. A, FRB,
                    6.844s, 2009                                                                            442,608
NZD       4,550,000 New Zealand (Government of) bonds Ser. 709,
                    7s, 2009                                                                              1,935,055
USD         675,000 Philippines (Republic of) notes 10 5/8s, 2025                                           561,938
USD         485,000 Philippines (Republic of) bonds 9 7/8s, 2019                                            389,843
USD       1,410,000 Russia (Federation of) 144A bonds 12 3/4s, 2028                                       1,258,425
USD         635,000 Russia (Federation of) unsub. 10s, 2007                                                 505,651
USD       2,030,000 Russia (Federation of) unsub. 8 1/4s, 2010                                            1,393,189
USD       4,601,250 Russia (Federation of) 144A unsub. stepped-
                    coupon 2 1/2s, 2030                                                                   1,915,500
GBP         820,000 United Kingdom Treasury bonds 10s, 2003                                               1,298,522
GBP       3,760,000 United Kingdom 144A Treasury bonds Ser. 85,
                    9 3/4s, 2002                                                                          5,701,401
GBP       1,585,000 United Kingdom Treasury bonds 8 1/2s, 2005                                            2,572,300
USD       1,015,000 United Mexican States bonds 11 3/8s, 2016                                             1,185,013
USD       2,060,000 United Mexican States bonds Ser. XW, 10 3/8s, 2009                                    2,266,000
USD       1,620,000 United Mexican States deb. Ser. A, FRB, zero %, 2003                                     19,116
USD         740,000 Venezuela (Republic of) bonds 9 1/4s, 2027                                              510,600
                                                                                                      -------------
                    Total Foreign Government Bonds and Notes
                    (cost $66,299,501)                                                                $  63,724,991
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (10.0%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
U.S. Government Agency Mortgage Obligations (3.1%)
-------------------------------------------------------------------------------------------------------------------
$           201,795 Federal Home Loan Mortgage Association 7 1/2s,
                    May 1, 2027                                                                       $     206,497
                    Federal National Mortgage Association Pass-Through
                    Certificates
          4,335,769 8s, with due dates from July 1, 2024 to February 1, 2031                              4,483,795
          1,635,000 7 1/2s, May 1, 2031                                                                   1,668,191
            815,000 6 5/8s, September 15, 2009                                                              850,787
          3,032,057 6s, with due dates from March 1, 2031 to May 1, 2031                                  2,925,722
                    Government National Mortgage Association Pass-
                    Through Certificates
            301,086 8s, December 15, 2022                                                                   315,105
          1,075,565 7s, November 15, 2026                                                                 1,089,247
                                                                                                      -------------
                                                                                                         11,539,344

U.S. Treasury Obligations (6.9%)
-------------------------------------------------------------------------------------------------------------------
                    U.S. Treasury Notes
         12,590,000 6 1/2s, February 15, 2010                                                            13,561,822
         11,125,000 5 3/4s, August 15, 2010 (SEG)                                                        11,408,354
            475,000 5 3/4s, November 15, 2005                                                               491,478
                                                                                                      -------------
                                                                                                         25,461,654
                                                                                                      -------------
                    Total U.S. Government and Agency Obligations
                    (cost $36,741,257)                                                                $  37,000,998

COLLATERALIZED MORTGAGE OBLIGATIONS (9.4%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
                    Commercial Mortgage Acceptance Corp.
$           905,000 Ser. 97-ML1, Class D, 6.821s, 2010                                                $     870,701
          2,872,152 Ser. 97-ML1, Interest Only (IO), 0.923s, 2017                                           101,387
         28,554,284 Commercial Mortgage Asset Trust Ser. 99-C1, Class X,
                    IO, 7.649s, 2020                                                                      1,721,065
          1,060,000 Countrywide Home Loan Ser. 98-3, Class A5, 6 3/4s, 2028                               1,043,769
          1,625,000 Countrywide Mortgage Backed Securities, Inc. Ser. 93-C,
                    Class A8, 6 1/2s, 2024                                                                1,585,919
          4,337,000 Criimi Mae Commercial Mortgage Trust Ser. 98-C1,
                    Class A2, 7s, 2011                                                                    4,147,907
          1,398,000 Criimi Mae Commercial Mortgage Trust 144A Ser. 98-C1,
                    Class B, 7s, 2011                                                                     1,210,109
                    CS First Boston Mortgage Securities Corp.
            260,000 Ser. 01-CF2, Class E, 7.29s, 2011                                                       258,294
            295,000 Ser. 01-CF2, Class G, 6.93s, 2011                                                       276,839
         27,543,047 Deutsche Mortgage & Asset Receiving Corp. Ser. 98-C1,
                    Class X, IO, 1.22s, 2023                                                              1,312,598
                    Fannie Mae
         14,486,088 Ser. 00-T6, IO, 8.7s, 2030                                                              302,061
            828,547 Ser. 217, Class 2, IO, 8s, 2023                                                         163,897
            903,313 Ser. 203, Class 2, IO, 8s, 2023                                                         210,020
             58,678 Ser. 237, Class 2, IO, 8s, 2023                                                          13,441
          2,179,997 Ser. 251, Class 2, IO, 8s, 2023                                                         506,849
              4,357 Ser. 92-15, Class L, IO, 8s, 2022                                                       119,582
            300,254 Ser. 176, Class 2, IO, 8s, 2022                                                          59,394
          4,370,709 Ser. 221, IO, 7 1/2s, 2023                                                              976,171
          1,697,341 Ser. 97-91, Class SL, IO, 7 1/2s, 2023                                                  204,818
            882,563 Ser. 97-92, Class SM, IO, 7 1/2s, 2022                                                   85,498
            548,700 Ser. 98-1, Class SA, IO, 6 1/2s, 2024                                                   239,148
          2,662,725 Ser. 93-251, Class Z, 6 1/2s, 2023                                                    2,507,122
          4,856,826 FFCA Secured Lending Corp. Ser. 00-1, Class X, IO,
                    1.72s, 2020                                                                             446,221
                    Freddie Mac
            256,653 Ser. 2219, Class SA, 7 1/2s, 2030                                                       538,091
          3,728,696 Ser. 183, IO, 7s, 2027                                                                  852,357
            610,284 Ser. 1717, Class L, 6 1/2s, 2024                                                        612,739
            780,000 Ser. 44, Class SG, IO, 6 1/2s, 2023                                                      91,001
            300,000 GE Capital Commercial Mortgage Corp. Ser. 01-1,
                    Class G, 7.04s, 2011                                                                    282,984
            620,000 GE Capital Mortgage Services, Inc. Ser. 98-11, Class 2A4,
                    6 3/4s, 2028                                                                            616,596
          1,085,000 General Growth Properties-Ala Moa FRB Ser. 99-C1,
                    Class E, 7.48s, 2009                                                                  1,085,000
                    General Growth Properties-Homart 144A
            220,000 FRB Ser. 99-C1, Class G, 8.48s, 2003                                                    220,000
            255,000 FRB Ser. 99-C1, Class F, 7 1/2s, 2003                                                   255,000
                    General Growth Properties-Ivanhoe
            280,000 FRB Ser. 99-C1, Class G, 8.48s, 2004                                                    280,000
            471,000 FRB Ser. 99-C1, Class F, 7.73s, 2004                                                    471,000
                    Government National Mortgage Association
          4,068,836 Ser. 99-43, Class SJ, IO, 8 1/2s, 2029                                                  264,633
          1,210,360 Ser. 99-46, Class SQ, IO, 8s, 2027                                                       69,596
          7,279,765 Ser. 00-17, Class UB, IO 7 1/2s, October 16, 2026                                       473,185
            422,757 Ser. 00-11, Class SA, 7 1/2s, 2021                                                      426,456
            685,275 Ser. 98-2, Class EA, Principle Only (PO), zero %, 2028                                  546,935
            531,894 Ser. 99-42, PO, zero %, 2027                                                            465,241
            585,000 Granite Mortgages PLC FRN Ser. 01-1, Class 1C, 6.192s,
                    2041 (United Kingdom)                                                                   585,000
          2,660,000 Holmes Financing PLC Ser. 1, Class 2C, 5.91s, 2040                                    2,644,040
                    Merrill Lynch Mortgage Investors, Inc.
          8,561,914 Ser. 96-C2, IO, 9s, 2028                                                                573,916
            946,438 Ser. 98-C2, IO, 7.86s, 2030                                                              60,951
            640,000 Ser. 95-C3, Class D, 7.782s, 2025                                                       661,760
            585,000 Ser. 96-C2, Class E, 6.96s, 2028                                                        538,961
          3,994,947 Mortgage Capital Funding, Inc. Ser. 97-MC2, Class X, IO,
                    8.05s, 2012                                                                             244,066
            595,990 PNC Mortgage Securities Corp. Ser. 97-6, Class A2,
                    6.6s, 2027                                                                              601,158
             83,505 Prudential Home Mortgage Securities Ser. 93-57,
                    Class A4, 5.9s, 2023                                                                     83,917
            700,000 Residential Mortgage Securities 144A FRB Ser. 8,
                    Class M, 6.88s, 2038                                                                    996,343
            507,544 Rural Housing Trust Ser. 87-1, Class D, 6.33s, 2026                                     511,812
          1,370,000 Starwood Asset Receivables Trust FRB Ser. 00-1,
                    Class E, 7.8s, 2005                                                                   1,378,083
                                                                                                      -------------
                    Total Collateralized Mortgage Obligations
                    (cost $34,435,271)                                                                $  34,793,631

BRADY BONDS (2.6%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
$         2,284,800 Argentina (Republic of) debs. 7 5/8s, 2005                                        $   1,867,824
            915,000 Argentina (Republic of) govt. guaranty FRB, 6s, 2023                                    569,588
          5,333,237 Brazil (Federal Republic of) bonds 8s, 2014 (POR)                                     4,013,261
            825,000 Bulgaria (Government of) Ser. A, FLIRB, 2 3/4s, 2012                                    620,813
            190,000 Bulgaria (Government of) deb. Ser. PDI, FRB, 7.063s, 2011                               140,600
          1,620,000 United Mexican States bonds Ser. B, 6 1/4s, 2019                                      1,413,450
            999,990 Venezuela (Republic of) deb. Ser. DL, 7s, 2007                                          844,992
                                                                                                      -------------
                    Total Brady Bonds (cost $9,659,297)                                               $   9,470,528

PREFERRED STOCKS (1.6%) (a)
NUMBER OF SHARES                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
             13,750 AmeriKing, Inc. $3.25 pfd. (PIK)                                                  $      13,750
                207 Benedek Communications Corp. 11.50% pfd. (PIK)                                           53,820
             29,000 California Federal Bancorp, Inc. Ser. A, $2.281 pfd.                                    732,250
             11,925 Chevy Chase Capital Corp. Ser. A, $5.188 pfd. (PIK)                                     643,950
              4,217 Citadel Broadcasting, Inc. 144A $13.25 cum. pfd. (PIK)                                  459,653
             10,460 CSC Holdings, Inc. Ser. M, $11.125 cum. pfd. (PIK)                                    1,129,680
             27,930 Diva Systems Corp. Ser. C, 6.00% cum. pfd.                                              139,650
              7,700 Doane Products Co. $7.125 pfd.                                                          231,000
                341 Dobson Communications Corp. 13.00% pfd.                                                 318,835
                210 First Republic 144A 10.50% pfd.                                                         183,750
                574 Granite Broadcasting Corp. 144A 12.75% pfd. (PIK)                                       177,940
                698 ICG Holdings, Inc. 14.25% pfd. (Canada) (In default) (NON)                                    7
                373 ICG Holdings, Inc. 144A 14.00% pfd. (Canada) (In default) (NON)                               4
                594 Intermedia Communications, Inc. Ser. B, 13.50% pfd. (PIK)                               528,660
                197 Nextel Communications, Inc. 144A Ser. E, 11.125% pfd. (PIK)                             137,900
                 98 Paxson Communications Corp. 13.25% cum. pfd. (PIK)                                      931,000
                540 Rural Cellular Corp. 12.25% pfd. (PIK)                                                  405,000
                 11 XO Communications, Inc. Ser. B, 13.50% pfd.                                               1,760
                                                                                                      -------------
                    Total Preferred Stocks (cost $8,148,414)                                          $   6,088,609

ASSET-BACKED SECURITIES (1.6%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
$         3,955,000 Conseco Finance Securitization Ser. 00-4, Class A6,
                    8.31s, 2032                                                                       $   4,182,413
            600,000 Conseco Finance Securitization Ser. 00-6, Class M2,
                    8.2s, 2032                                                                              596,498
          1,090,670 First Plus 144A Ser. 98-A, Class A, 8 1/2s, 2023                                        782,556
            298,793 Provident Bank Home Equity Loan Trust Class 99-1,
                    Ser. A2, 4.66s, 2019                                                                    298,793
                                                                                                      -------------
                    Total Asset-Backed Securities (cost $5,938,598)                                   $   5,860,260

COMMON STOCKS (0.5%) (a)
NUMBER OF SHARES                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
             16,450 360Networks, Inc. (Canada) (NON)                                                  $      28,294
                200 AmeriKing, Inc. (NON)                                                                       200
             18,271 Arch Wireless, Inc. (NON)                                                                 5,664
              9,210 Aurora Foods, Inc. (NON)                                                                 45,682
              2,625 Axia Holding, Inc. 144A (PIK) (NON)                                                      31,500
            111,146 Celcaribe SA (NON)                                                                       13,893
                  1 Intermedia Communications, Inc. (NON)                                                        16
              7,263 Intira Corp. (NON)                                                                            1
              1,132 MGC Communications, Inc. (NON)                                                            2,490
                480 Premium Holdings (L.P.) 144A (NON)                                                        7,797
              1,004 PSF Holdings, LLC Class A (NON)                                                       1,631,272
             15,520 Safety Components International, Inc. (NON)                                             170,720
             15,000 Specialty Foods Acquisition Corp. (NON)                                                     150
                867 Vast Solutions, Inc. Class B1 (NON)                                                       2,601
                867 Vast Solutions, Inc. Class B2 (NON)                                                       2,601
                867 Vast Solutions, Inc. Class B3 (NON)                                                       2,601
                                                                                                      -------------
                    Total Common Stocks (cost $4,144,539)                                             $   1,945,482

CONVERTIBLE BONDS AND NOTES (0.4%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
$           200,000 DaVita, Inc. sub. notes 7s, 2009                                                  $     180,640
            940,000 Exide Corp. 144A cv. sr. sub. notes 2.9s, 2005                                          390,100
            320,000 Healthsouth Corp. cv. sub. deb. 3 1/4s, 2003                                            293,200
            150,000 Hexcel Corp. cv. sub. notes 7s, 2003                                                    136,688
            160,000 Level 3 Communication, Inc. cv. sub. deb. 6s, 2010                                       55,400
            430,000 Nextel Communications, Inc. cv. sr. notes 5 1/4s, 2010                                  272,512
             50,000 Rogers Communications cv. deb. 2s, 2005 (Canada)                                         37,125
             20,000 Spectrasite Holdings, Inc. cv. sr. notes 6 3/4s, 2010                                    14,383
            360,000 Telewest Finance Corp. cv. sub. notes 6s, 2005
                    (United Kingdom)                                                                        295,200
                                                                                                      -------------
                    Total Convertible Bonds and Notes (cost $1,735,059)                               $   1,675,248

UNITS (0.2%) (a)
NUMBER OF UNITS                                                                                               VALUE
-------------------------------------------------------------------------------------------------------------------
                320 IWO Holdings, Inc. 144A units 14s, 2011                                           $     304,000
                220 ONO Finance PLC 144A units sr. notes 14s, 2011
                    (United Kingdom)                                                                        182,600
                560 Pegasus Shipping 144A units company guaranty stepped-
                    coupon zero % (14 1/2s, 6/20/03), 2008 (Bermuda) (STP)                                   19,600
                380 XCL, Ltd. 144A units 13 1/2s, 2004 (In default) (NON)                                   114,000
              4,732 XCL, Ltd. 144A units cv. cum. pfd. zero % (PIK)                                           2,366
                                                                                                      -------------
                    Total Units (cost $1,742,963)                                                     $     622,566

CONVERTIBLE PREFERRED STOCKS (0.1%) (a)
NUMBER OF SHARES                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
              2,000 Global Crossing, Ltd. 7.00% cum. cv. pfd. (Bermuda)                               $     237,000
                760 Interact Systems, Inc. 144A 14.00% cv. pfd. (In default) (NON)                                8
              2,600 LTV Corp. (The) 144A $4.125 cv. pfd. (In default) (NON)                                   2,600
                 25 Paxson Communications Corp. 144A 9.75% cv. pfd. (PIK)                                   228,750
                 72 World Access, Inc. 144A Ser. D, zero % cv. pfd.                                           5,427
                932 XCL, Ltd. 144A Ser. A, $9.50 cum. cv. pfd. (PIK)                                            466
                                                                                                      -------------
                    Total Convertible Preferred Stocks (cost $830,308)                                $     474,251

WARRANTS (0.1%) (a) (NON)                                                                 EXPIRATION
NUMBER OF WARRANTS                                                                        DATE                VALUE
-------------------------------------------------------------------------------------------------------------------
                  7 Anker Coal Group, Inc. 144A                                           10/28/09    $           1
                635 Asia Plup & Paper Co., Ltd. 144A (In default) (NON)                   3/15/05                 6
                330 Bestel SA de CV                                                       5/15/05            39,600
                310 Birch Telecommunications, Inc. 144A (PIK)                             6/15/08                31
              2,498 CellNet Data Systems, Inc.                                            10/1/07                 2
                230 Colo.com, Inc. 144A                                                   3/15/10                 2
                560 Dayton Superior Corp.                                                 6/15/09            11,200
                 40 Decrane Aircraft Holdings Co.                                         9/30/08                 1
              8,056 Delta Financial Corp.                                                 12/21/10                1
              1,050 Destia Communications 144A                                            7/15/07               131
                690 Diva Systems Corp.                                                    5/15/06           310,500
              2,868 Diva Systems Corp. 144A                                               3/1/08             14,340
                230 Epic Resorts 144A                                                     6/15/05                 2
                380 Globalstar Telecommunications                                         2/15/04                 4
                570 Horizon PCS, Inc.                                                     10/1/01            14,250
              8,514 ICG Communications, Inc.                                              10/15/05               85
                760 Interact Systems, Inc.                                                8/1/03                  8
                760 Interact Systems, Inc. 144A                                           12/15/09                8
                450 International Wireless Communications
                    Holdings, Inc. 144A                                                   8/15/01                 1
             43,794 Intira Corp. Class B                                                  9/29/10                 4
                500 IPCS, Inc. 144A                                                       7/15/10            10,000
                620 Jostens, Inc.                                                         5/1/10             12,400
                875 KMC Telecommunications Holdings, Inc. 144A                            4/15/08                 9
                875 Knology Holdings                                                      10/22/07              109
                410 Leap Wireless International, Inc. 144A                                4/15/10               103
                580 Maxcom Telecomunicaciones SA de CV
                    144A (Mexico)                                                         4/1/07                  6
              1,530 McCaw International, Ltd.                                             4/15/07            30,595
                380 Mediq, Inc. 144A                                                      6/1/09                  4
                420 Ntelos, Inc.                                                          8/15/10               420
                390 Orbital Imaging Corp. 144A                                            3/1/05                  1
                525 Orion Network Systems                                                 1/15/07                66
              5,290 Pagemart, Inc. 144A                                                   12/31/03               53
                640 Paxson Communications Corp. 144A                                      6/30/03             2,560
                230 Pliant Corp. 144A                                                     6/1/10                230
                430 Railamerica Transportation Corp.                                      8/15/10             8,600
                325 Raintree Resort 144A                                                  12/1/04                 3
                650 Startec Global Communications Corp.                                   5/15/08                33
                275 Sterling Chemicals Holdings                                           8/15/08               297
                420 Telehub Communications Corp. 144A                                     7/31/05                 4
                570 Travel Centers of America                                             5/1/09                  6
                900 Ubiquitel, Inc. 144A                                                  4/15/10             2,250
              2,285 UIH Australia/Pacific, Inc. 144A                                      5/15/06             2,285
                450 Veraldo Holdings, Inc. 144A                                           4/15/08             2,250
                 20 Versatel Telecom NV (Netherlands)                                     5/15/08               760
                 36 Wright Medical Technology, Inc. 144A                                  6/30/03                 1
                320 XM Satellite Radio Holdings, Inc. 144A                                3/15/10               320
                                                                                                      -------------
                    Total Warrants (cost $734,691)                                                    $     463,542

PURCHASED OPTIONS OUTSTANDING (--%) (a)                                           EXPIRATION DATE/
CONTRACT AMOUNT                                                                     STRIKE PRICE              VALUE
-------------------------------------------------------------------------------------------------------------------
JPY         500,000 Japanese Government Bond 10-year
                    Future traded option (J.P. Morgan
                    Securities) (Call)                                               May 01/137 JPY   $      93,110
$           993,000 GBP/USD Fx OTC option
                    (Goldman Sachs & Co.) (Call)                                     Jun 01/1.4 GBP           3,253
            993,000 GBP/USD Fx OTC option
                    (Morgan Stanley & Co.) (Call)                                    Jun 01/1.4 GBP           3,125
                                                                                                      -------------
                    Total Purchased Options Outstanding
                    (cost $133,302)                                                                   $      99,488

SHORT-TERM INVESTMENTS (6.5%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
$        12,290,000 Interest in $650,000,000 joint repurchase agreement dated April 30, 2001 with Warburg Securities AGE
                    due May 1, 2001 with respect to various U.S.
                    Government obligations -- maturity value of $12,291,581
                    for an effective yield of 4.63%                                                   $  12,290,000
         12,000,000 Interest in $540,076,000 joint repurchase agreement dated April 30, 2001 with Warburg Securities AGE
                    due May 1, 2001 with respect to U.S. Government
                    obligations -- maturity value of $12,001,543 for an
                    effective yield of 4.63%                                                             12,000,000
                                                                                                      -------------
                    Total Short-Term Investments (cost $24,290,000)                                   $  24,290,000
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $417,645,626) (b)                                         $ 370,893,910
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $371,161,039.

  (b) The aggregate identified cost on a tax basis is $418,956,109, resulting in gross unrealized appreciation and depreciation of $7,497,211 and $55,559,410, respectively, or net unrealized depreciation of $48,062,199.

(NON) Non-income-producing security.

(STP) The interest or dividend rate and date shown parenthetically represent the new interest or dividend rate to be paid and the date the fund will begin receiving interest or dividend income at this rate.

(POR) A portion of the income will be received in additional securities.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at April 30, 2001 was $3,478,252 or 0.9% of net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at April
      30, 2001.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      FLIRB represents Front Loaded Interest Reduction Bond.

      The rates shown on Floating Rate Bonds (FRB) and Floating Rate
      Notes (FRN) are the current interest rates shown at April 30, 2001, which are subject to change based on the terms of the security.

------------------------------------------------------------------------------
Forward Currency Contracts to Buy at April 30, 2001 (Unaudited)
(aggregate face value $48,418,529)
                                                                   Unrealized
                       Total Market  Aggregate Face   Delivery    Appreciation/
                           Value          Value         Date     (Depreciation)
------------------------------------------------------------------------------
Australian Dollars     $ 1,755,718     $ 1,747,532     6/12/01     $     8,186
British Pounds           1,698,882       1,715,994     6/20/01         (17,112)
Canadian Dollars         3,492,662       3,456,517     6/20/01          36,145
Danish Krones              389,481         403,507     6/20/01         (14,026)
Euro                    14,189,800      14,722,796     6/20/01        (532,996)
Japanese Yen            25,007,874      25,927,603     6/20/01        (919,729)
Swedish Kronas             357,762         374,821     6/20/01         (17,059)
Swiss Francs                69,300          69,759     6/20/01            (459)
------------------------------------------------------------------------------
                                                                   $(1,457,050)
------------------------------------------------------------------------------
Forward Currency Contracts to Sell at April 30, 2001 (Unaudited)
(aggregate face value $61,645,933)

                                                                   Unrealized
                       Total Market  Aggregate Face   Delivery    Appreciation/
                           Value          Value         Date     (Depreciation)
------------------------------------------------------------------------------
Australian Dollars     $   933,906     $   908,838     6/20/01      $  (25,068)
British Pounds           6,415,138       6,519,916     6/20/01         104,778
Canadian Dollars         2,873,546       2,847,445     6/20/01         (26,101)
Euro                    29,855,778      30,806,242     6/20/01         950,464
Japanese Yen            18,018,408      18,633,033     6/20/01         614,625
New Zealand
Dollars                  1,893,826       1,930,459     6/20/01          36,633
------------------------------------------------------------------------------
                                                                    $1,655,331
------------------------------------------------------------------------------
Futures Contracts Outstanding at April 30, 2001 (Unaudited)
                                                                   Unrealized
                       Total Market  Aggregate Face  Expiration   Appreciation/
                           Value          Value         Date     (Depreciation)
------------------------------------------------------------------------------
EuroDollar 90-day
(long)                  $3,342,325      $3,336,260      Jun-01     $     6,065
EuroDollar 90-day
(short)                  3,353,350       3,339,291      Jun-01         (14,059)
Euro Euribor
90-day (short)           7,184,371       7,213,336      Jun-02          28,965
Euro Euribor
90-day (long)            7,187,384       7,222,376      Jun-02         (34,992)
Japan Bond 10-year
(long)                   4,511,376       4,488,614      Jun-01          22,762
U.S. Treasury Note
5-year (long)           24,781,750      24,774,916      Jun-01           6,834
U.S. Treasury Note
5-year (short)           3,227,875       3,231,618      Jun-01           3,743
U.S. Treasury Bond
(long)                   3,817,812       3,911,965      Jun-01         (94,153)
U.S. Treasury Bond
(short)                  6,028,125       6,199,058      Jun-01         170,933
U.S. Treasury Note
10-year (long)          30,928,609      31,472,083      Jun-01        (543,474)
------------------------------------------------------------------------------
                                                                   $  (447,376)
------------------------------------------------------------------------------

------------------------------------------------------------------------------
Written Options on Foreign Currency Outstanding at April 30, 2001 (Unaudited)
(Premiums received $11,371)
                                                    Expiration Date/    Market
Contract Amount          Agency                       Strike Price      Value
------------------------------------------------------------------------------
JPY  500,000,000   Japanese Government Bond 10-year
                   Future traded option (J.P. Morgan
                   Securities) (Call)                Jun 01/JGB 141.5   $2,024
------------------------------------------------------------------------------
TBA Sales Commitments at April 30, 2001 (Unaudited)
(Proceeds receivable $4,114,635)
                                         Principal   Settlement        Market
Agency                                     Amount       Date           Value
------------------------------------------------------------------------------
FNMA 8s, May 2031                       $3,980,000     5/14/01      $4,114,524
------------------------------------------------------------------------------
Swap Contracts Outstanding at April 30, 2001 (Unaudited)
                                         Notional    Termination   Unrealized
                                          Amount        Date      Appreciation
------------------------------------------------------------------------------
Agreement with Merril Lynch
International & Co. CV dated
November 17, 2000, to pay
semi-annually the notional
amount multiplied by the
Libor-BBA and receive the
notional amount multiplied
by 6.7506%.                             $3,500,000     Nov-01         $154,627
------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
April 30, 2001 (Unaudited)
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $417,645,626) (Note 1)                                        $370,893,910
-------------------------------------------------------------------------------------------
Cash                                                                                 99,035
-------------------------------------------------------------------------------------------
Foreign currency (cost $27,917)                                                      21,202
-------------------------------------------------------------------------------------------
Dividends and interest receivable                                                 7,958,541
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                   11,508,101
-------------------------------------------------------------------------------------------
Receivable for open swap contracts (Note 1)                                         154,627
-------------------------------------------------------------------------------------------
Receivable for closed forward currency contracts (Note 1)                            33,234
-------------------------------------------------------------------------------------------
Receivable for open forward currency contracts (Note 1)                           1,761,070
-------------------------------------------------------------------------------------------
Total assets                                                                    392,429,720

Liabilities
-------------------------------------------------------------------------------------------
Payable for variation margin (Note 1)                                                 2,210
-------------------------------------------------------------------------------------------
Distributions payable to shareholders                                             2,920,069
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                 11,524,994
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                        687,234
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                          102,997
-------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                        18,939
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                          2,155
-------------------------------------------------------------------------------------------
Payable for written options outstanding (premiums received $11,371) (Note 3)          2,024
-------------------------------------------------------------------------------------------
Payable for closed forward currency contracts (Note 1)                              268,954
-------------------------------------------------------------------------------------------
Payable for open forward currency contracts (Note 1)                              1,562,789
-------------------------------------------------------------------------------------------
TBA sales commitments, at value (proceeds receivable $4,114,635) (Note 1)         4,114,524
-------------------------------------------------------------------------------------------
Other accrued expenses                                                               61,792
-------------------------------------------------------------------------------------------
Total liabilities                                                                21,268,681
-------------------------------------------------------------------------------------------
Net assets                                                                     $371,161,039

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                $469,493,300
-------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                        (4,384,311)
-------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and
foreign currency transactions (Note 1)                                          (46,935,317)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and
assets and liabilities in foreign currencies                                    (47,012,633)
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                     $371,161,039

Computation of net asset value
-------------------------------------------------------------------------------------------
Net asset value per share ($371,161,039 divided by 53,095,749 shares)                 $6.99
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Six months ended April 30, 2001 (Unaudited)
Investment income:
-------------------------------------------------------------------------------------------
Interest                                                                        $18,048,016
-------------------------------------------------------------------------------------------
Dividend                                                                            433,590
-------------------------------------------------------------------------------------------
Total investment income                                                          18,481,606

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                  1,387,083
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                      251,693
-------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                     5,860
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                      3,269
-------------------------------------------------------------------------------------------
Other                                                                               140,403
-------------------------------------------------------------------------------------------
Total expenses                                                                    1,788,308
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                          (22,325)
-------------------------------------------------------------------------------------------
Net expenses                                                                      1,765,983
-------------------------------------------------------------------------------------------
Net investment income                                                            16,715,623
-------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                 (6,503,227)
-------------------------------------------------------------------------------------------
Net realized gain on futures contracts (Note 1)                                   1,177,897
-------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                      (1,462,491)
-------------------------------------------------------------------------------------------
Net realized gain on swap contracts (Note 1)                                         90,581
-------------------------------------------------------------------------------------------
Net unrealized appreciation of assets and
liabilities in foreign currencies during the period                                 213,351
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments, futures
contracts, swap contracts, written options and
TBA sale commitments during the period                                             (349,927)
-------------------------------------------------------------------------------------------
Net loss on investments                                                          (6,833,816)
-------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                            $ 9,881,807
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                 Six months ended       Year ended
                                                                         April 30       October 31
                                                                            2001*             2000
--------------------------------------------------------------------------------------------------
Decrease in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment income                                                $ 16,715,623     $ 34,848,536
--------------------------------------------------------------------------------------------------
Net realized loss on investments and
foreign currency transactions                                          (6,697,240)     (17,428,509)
--------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and
assets and liabilities in foreign currencies                             (136,576)     (13,271,661)
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                    9,881,807        4,148,366
--------------------------------------------------------------------------------------------------
Distributions to shareholders: (Note 1)
--------------------------------------------------------------------------------------------------
From net investment income                                            (17,520,842)     (29,588,055)
--------------------------------------------------------------------------------------------------
Return of capital                                                              --       (5,772,295)
--------------------------------------------------------------------------------------------------
Total decrease in net assets                                           (7,639,035)     (31,211,984)

Net assets
--------------------------------------------------------------------------------------------------
Beginning of period                                                   378,800,074      410,012,058
--------------------------------------------------------------------------------------------------
End of period (including distributions
in excess of net investment income
of $4,384,311 and $3,579,092, respectively)                          $371,161,039     $378,800,074
--------------------------------------------------------------------------------------------------

Number of fund shares
--------------------------------------------------------------------------------------------------
Shares outstanding at beginning and end of period                      53,095,749       53,095,749
--------------------------------------------------------------------------------------------------

* Unaudited

  The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
------------------------------------------------------------------------------------------------------------------
                                    Six months
                                       ended
Per-share                            April 30
operating performance               (Unaudited)                       Year ended October 31
------------------------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $7.13        $7.72        $8.27        $9.26        $9.33        $9.04
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment income (a)                .31          .66          .64          .71          .66          .68
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              (.12)        (.58)        (.48)        (.96)         .13          .30
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                    .19          .08          .16         (.25)         .79          .98
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                       (.33)        (.56)        (.64)        (.65)        (.52)        (.69)
------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                         --           --         (.01)          --           --           --
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                            --           --           --           --         (.17)          --
------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                       --           --           --           --         (.16)          --
------------------------------------------------------------------------------------------------------------------
Return of capital                         --         (.11)        (.06)        (.09)        (.01)          --
------------------------------------------------------------------------------------------------------------------
Total distributions                     (.33)        (.67)        (.71)        (.74)        (.86)        (.69)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $6.99        $7.13        $7.72        $8.27        $9.26        $9.33
------------------------------------------------------------------------------------------------------------------
Market value,
end of period                         $6.640       $6.438       $6.625       $8.125       $8.500       $8.375
------------------------------------------------------------------------------------------------------------------
Total return at
market value (%)(b)                     8.34*        7.70       (10.50)        4.15        11.34        12.08
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $371,161     $378,800     $410,012     $438,972     $491,652     $495,724
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .47*         .94          .94         1.00          .96          .95
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               4.39*        8.66         7.93         7.81         7.18         7.43
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)           164.40*      147.33       124.21       202.83       246.84       280.38
------------------------------------------------------------------------------------------------------------------

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements. (Note 2)



NOTES TO FINANCIAL STATEMENTS
April 30, 2001 (Unaudited)

Note 1
Significant accounting policies

Putnam Master Income Trust (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The investment objective of the fund is to seek high current income consistent with the preservation of capital. The fund intends to diversify its investments among the following three sectors of the fixed-income securities market: a U.S. investment-grade sector, consisting of debt obligations of the U.S. government and investment-grade U.S. corporate bonds, a high-yield sector, consisting of high yielding, lower-rated U.S. corporate fixed income securities and an international sector, consisting of obligations of foreign governments, their agencies and instrumentalities and other fixed-income securities denominated in foreign currencies.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees. Market quotations are not considered to be readily available for certain debt obligations; such investments are stated at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees, which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and variable relationships between securities that are generally recognized by institutional traders.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, LLC. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Discounts on zero coupon bonds, stepped-coupon bonds and payment-in-kind bonds are accreted according to the yield-to-maturity basis. Any premium resulting from the purchase of stepped-coupon securities is amortized on a yield-to-maturity basis.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

H) TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

I) Interest rate swap contracts The fund may engage in interest rate swap agreements, which are arrangements between two parties to exchange cash flows based on a notional principal amount. The fund may enter into interest rate swap agreements, to manage the funds exposure to interest rates. Interest rate swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments made or received are included as part of interest income. Payments received or made upon early termination are recorded as realized gain or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or that the counterparty may default on its obligation to perform.

J) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At October 31, 2000, the fund had a capital loss carryover of approximately $38,898,000 available to offset future capital gains, if any. The amount of the carryover and the expiration dates are:

Loss Carryover    Expiration
--------------    ------------------
   $ 3,956,000    October 31, 2006
    23,414,000    October 31, 2007
    11,528,000    October 31, 2008

K) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.75% of the first $500 million of average weekly net assets, 0.65% of the next $500 million, 0.60% of the next $500 million, and 0.55% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, LLC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. For the six months ended April 30, 2001, the fund's expenses were reduced by $22,325 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $695 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

Note 3
Purchases and sales of securities

During the six months ended April 30, 2001, cost of purchases and proceeds from sales of investment securities other than U.S. government obligations and short-term investments aggregated $202,652,502 and $185,605,785, respectively. Purchases and sales of U.S. government obligations aggregated $379,805,609 and $410,628,697, respectively.

Written option transactions during the year are summarized as follows:

                                                  Contract         Premiums
                                                  Amounts          Received
---------------------------------------------------------------------------
Written options
outstanding at
beginning of year                                    --             $    --
---------------------------------------------------------------------------
Options opened                          JPY 500,000,000              11,371
---------------------------------------------------------------------------
Options expired                                      --                  --
---------------------------------------------------------------------------
Options closed                                       --                  --
---------------------------------------------------------------------------
Written options
outstanding at
end of year                             JPY 500,000,000             $11,371
---------------------------------------------------------------------------

Note 4
Share repurchase program

In November 1994, the Trustees authorized the fund to repurchase up to 2,650,000 of its shares in the open market. Repurchases will only be made when the fund's shares are trading at less than net asset value and at such times and amounts as is believed to be in the best interest of the fund's shareholders. Any repurchases of shares will have the effect of increasing the net asset value per share of remaining shares outstanding.

For the six months ended April 30, 2001, the fund repurchased no shares.

As of April 30, 2001, 279,900 shares have been repurchased since the inception of the program.

Note 5
New accounting pronouncement

In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the fund to amortize premium and accrete discount on all fixed-income securities, and classify as interest income gains and losses realized on paydowns on mortgage-backed securities which are presently included in realized gain/loss. Adopting these accounting principles will not affect the fund's net asset value, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of operations. The fund has not at this time quantified the impact, if any, resulting form the adoption of this principle on the financial statements.


AMENDMENT TO BYLAWS
(Unaudited)

On March 9, 2001, the Trustees amended the fund's Bylaws to require advance notice of shareholder Trustee nominations and shareholder proposals fixing the number of Trustees. Shareholders wishing to propose one or more nominees for election as Trustees or wishing to make a proposal fixing the number of Trustees at an annual meeting of shareholders must provide written notice to the fund (including all required information) so that such notice is received in good order by the fund not less than sixty (60) nor more than ninety (90) days prior to the anniversary date of the immediately preceding annual meeting. An exception applies in the case of the annual meeting to be held in calendar year 2001, to the effect that the notice described above to be timely must be received in good order by the fund not less than thirty (30) days prior to that anniversary date. A further exception to the notice deadline applies in the event the date of the annual meeting is substantially advanced or delayed from that anniversary date. Copies of these amendments to the Bylaws have been filed with the Securities and Exchange Commission and are available from its public reference facilities.


FUND INFORMATION

WEB SITE

www.putnaminvestments.com

INVESTMENT MANAGER

Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President and Treasurer

Patricia C. Flaherty
Senior Vice President

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

David L. Waldman
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President


Call 1-800-225-1581 weekdays from 9 a.m. to 5 p.m. Eastern Time, or visit our Web site (www.putnaminvestments.com) any time for up-to-date information about the fund's NAV.


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

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PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
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For account balances, economic forecasts, and the latest on Putnam funds, visit
www.putnaminvestments.com


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